UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5029

Name of Fund: Legg Mason Income Trust, Inc.

Fund Address: 100 Light Street
              Baltimore, MD  21202

Name and address of agent for service:
        Mark R. Fetting, President, Legg Mason Income Trust, Inc.
        100 Light Street
        Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1 - Report to Shareholders



             ------------------------------------------------------

                                   LEGG MASON
                               INCOME TRUST, INC.

                          U.S. GOVERNMENT INTERMEDIATE
                                INVESTMENT GRADE
                                   HIGH YIELD
                          U.S. GOVERNMENT MONEY MARKET

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 JUNE 30, 2003
                                 PRIMARY CLASS

             ------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]

 Semi-Annual Report to Shareholders

To Our Shareholders,

  We are pleased to provide you with Legg Mason Income Trust's semi-annual report, combining reports for the Legg Mason U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, High Yield Portfolio and the U.S. Government Money Market Portfolio.

  The following table summarizes key statistics for the Primary Class of each portfolio, as of June 30, 2003:

                                                           Net Asset Value
                             SEC Yield(A)   Average Life      Per Share
                             ------------   ------------   ---------------
Government Intermediate          1.81%       4.48 years        $10.79
Investment Grade                 3.44%      10.69 years        $11.12
High Yield                       6.00%       6.24 years        $ 8.81
Government Money Market(B)       0.49%         38  days        $ 1.00

  Total returns for the Primary Class of shares of the Government Intermediate, Investment Grade and High Yield Portfolios for the six-month period (not annualized) were +2.17%, +9.24%, and +14.66%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net asset value per share, plus dividends and any capital gain distributions.) The Funds' total returns in various periods since their inceptions are shown on the following pages.

  For each of our Funds, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in the Fund.

---------------

(A ) SEC yields reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios are for the 30 days ended June 30, 2003. For the U.S. Government Money Market Portfolio, the SEC yield is for the 7 days ended June 30, 2003.

(B ) An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Semi-Annual Report to Shareholders

  Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

      Sincerely,


         /s/ JOHN F. CURLEY, JR.            /S/ MARK R. FETTING
         John F. Curley, Jr.                Mark R. Fetting
         Chairman                           President

July 24, 2003

Performance Information

Legg Mason Income Trust, Inc.

Total Returns for One, Five and Ten Years and Life of Class, as of June 30, 2003

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  The Government Intermediate, Investment Grade and High Yield Portfolios each offer two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The U.S. Government Money Market Portfolio is excluded from this performance information because it does not have a variable share price.

  The table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  Past performance does not predict future performance.

  The Funds' total returns as of June 30, 2003, were as follows:

                              U.S. Government    Investment Grade         High
                             Intermediate-Term        Income             Yield
                                 Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------
Average Annual Total Return
 Primary Class:
   One Year                         +6.39%            +17.42%            +17.97%
   Five Years                       +5.67%             +7.45%             -2.27%
   Ten Years                        +5.64%             +7.19%               N/A
   Life of Class(A)                 +7.02%             +8.27%             +4.24%
Cumulative Total Return
 Primary Class:
   One Year                         +6.39%            +17.42%            +17.97%
   Five Years                      +31.77%            +43.22%            -10.86%
   Ten Years                       +73.12%           +100.26%               N/A
   Life of Class(A)               +194.13%           +253.91%            +47.80%
------------------------------------------------------------------------------------

---------------

(A) Primary Class inception dates are:
    U.S. Government Intermediate-Term Portfolio -- August 7, 1987
    Investment Grade Income Portfolio -- August 7, 1987
    High Yield Portfolio -- February 1, 1994

 Semi-Annual Report to Shareholders

Statement of Net Assets

Legg Mason Income Trust, Inc.
June 30, 2003 (Unaudited)
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                       Rate        Maturity Date          Par            Value
------------------------------------------------------------------------------------------------
Long-Term Securities -- 101.2%

U.S. Government and Agency Obligations -- 34.4%
 Fixed Rate Securities -- 34.4%
 United States Treasury Notes          3.000%         11/15/07          $ 20,910       $  21,568
 United States Treasury Notes          2.625%         5/15/08                950             959
 United States Treasury Notes          5.000%         8/15/11              1,880           2,109
 United States Treasury Notes          4.875%         2/15/12             74,600          82,922
 United States Treasury Bonds          5.750%         8/15/10              3,490           4,085
 United States Treasury Bonds          8.000%         11/15/21             7,670          11,111
 United States Treasury Bonds          5.250%         11/15/28            11,560          12,584
                                                                                       ---------
 Total U.S. Government and Agency
   Obligations (Identified
   Cost -- $131,256)                                                                     135,338
------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 66.0%
 Fixed Rate Securities -- 65.7%
 Fannie Mae                            8.500%     6/1/10 to 8/1/11           231             239
 Fannie Mae                            6.500%    11/1/10 to 10/1/32       22,257          23,271
 Fannie Mae                            7.000%     1/1/13 to 1/1/33        27,091          28,538
 Fannie Mae                            9.500%          7/1/14                206             230
 Fannie Mae                           11.000%         12/1/15                149             167
 Fannie Mae                            5.500%          9/1/17              7,264           7,546
 Fannie Mae                           12.500%     1/1/18 to 4/1/18           220             262
 Fannie Mae                            5.000%          7/1/18            100,000         103,281(A)
 Fannie Mae                            9.000%         11/1/21                358             397
 Fannie Mae                            6.000%    11/1/27 to 9/1/32         3,574           3,715
 Freddie Mac                           8.250%          2/1/08                 53              55
 Freddie Mac                           8.500%    12/1/08 to 6/1/21           314             333
 Freddie Mac                           9.750%    11/1/09 to 11/1/14           93             103
 Freddie Mac                           9.000%     1/1/17 to 1/1/21           505             554
 Freddie Mac                           5.500%     3/1/17 to 8/1/17         7,658           7,943
 Freddie Mac                           4.500%          7/1/18             60,000          61,238(A)
 Freddie Mac                           7.000%    1/25/21 to 4/1/32        12,601          13,208
 Freddie Mac                           8.000%          2/1/31              1,037           1,110
 Government National Mortgage
   Association                         9.000%    7/15/04 to 9/15/22          904             976

                                       Rate        Maturity Date          Par            Value
------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- Continued
 Fixed Rate Securities -- Continued
 Government National Mortgage
   Association                         6.000%   5/15/14 to 11/15/32     $  3,114       $   3,269
 Government National Mortgage
   Association                         6.500%   10/15/31 to 6/15/32        2,229           2,340
                                                                                       ---------
                                                                                         258,775
                                                                                       ---------
 Indexed Securities(B) -- 0.3%
 Government National Mortgage
   Association                         7.313%         6/16/26              5,810             660(C1)
 Government National Mortgage
   Association                         7.363%         8/16/26              5,255             623(C1)
                                                                                       ---------
                                                                                           1,283
                                                                                       ---------
Total U.S. Government Agency
 Mortgage-Backed Securities
 (Identified Cost -- $259,299)                                                           260,058
------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 0.2%
 Banking and Finance -- 0.2%
 Household Finance Corporation         8.000%         7/15/10                690             856
                                                                                       ---------
Total Corporate Bonds and Notes
 (Identified Cost -- $733)                                                                   856
------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 0.3%
 Fixed Rate Securities -- 0.3%
 Blackrock Capital Finance L.P.
   1997-R3                             7.220%         11/25/28             1,235           1,258(D)
                                                                                       ---------
Total Mortgage-Backed Securities
 (Identified Cost -- $1,173)                                                               1,258
------------------------------------------------------------------------------------------------

 Semi-Annual Report to Shareholders

U.S. Government Intermediate-Term Portfolio -- Continued

                                       Rate        Maturity Date       Shares/Par        Value
------------------------------------------------------------------------------------------------
Preferred Stocks -- 0.3%
 Home Ownership Funding Corporation   13.331%                                  5 shs   $     285(D,E)
 Home Ownership Funding Corporation
   II                                 13.338%                                 14             799(D,E)
                                                                                       ---------
Total Preferred Stocks (Identified
 Cost -- $1,537)                                                                           1,084
                                                                                       ---------
Total Long-Term Securities
 (Identified Cost -- $393,998)                                                           398,594
------------------------------------------------------------------------------------------------
Short-Term Securities -- 40.3%

U.S. Government and Agency Obligations -- 4.3%
 Fannie Mae                            0.000%         10/22/03          $  1,900           1,893(F,G)
 Federal Home Loan Bank                0.000%          7/9/03              3,800           3,799(F,G)
 Freddie Mac                           0.000%          7/1/03              1,400           1,400(F,G)
 Freddie Mac                           0.000%         7/30/03              9,700           9,692(F,G)
                                                                                       ---------
                                                                                          16,784
                                                                                       ---------
Options Purchased(H) -- N.M.
 Eurodollar Futures Put, December 2003, Strike Price $98.50                  250(I)            3
                                                                                       ---------
Repurchase Agreements -- 36.0%
   Deutsche Bank AG
       1.2%, dated 6/30/03, to be repurchased at $25,000 on 7/1/03
       (Collateral: $22,279 Fannie Mae notes, due 1/15/09,
       value $25,536)                                                     25,000          25,000

  Lehman Brothers, Inc.
    1.15%, dated 6/30/03, to be repurchased at $50,000 on 7/1/03
    (Collateral: $179,785 Federal Home Loan Bank zero coupon bonds,
    due 9/24/21, value $51,000)                                           50,000          50,000

                                                                          Par            Value
------------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued

  Merrill Lynch Government Securities, Inc.
    1.22%, dated 6/30/03, to be repurchased at $67,103 on 7/1/03
    (Collateral: $165,425 Resolution Funding Corp. principal-only
    securities, due 1/15/21, value $68,445)                             $ 67,103       $  67,103
                                                                                       ---------
                                                                                         142,103
                                                                                       ---------
Total Short-Term Securities (Identified Cost -- $158,894)                                158,890
------------------------------------------------------------------------------------------------
Total Investments -- 141.5% (Identified Cost -- $552,892)                                557,484
Payable for Securities Purchased -- (41.9)%                                             (164,973)
Other Assets Less Liabilities -- 0.4%                                                      1,596
                                                                                       ---------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
     35,664 Primary Class shares outstanding                            $381,124
        852 Institutional Class shares outstanding                         8,788
Undistributed net investment income                                          178
Accumulated net realized gain/(loss) on investments, options and
 futures                                                                    (841)
Unrealized appreciation/(depreciation) of investments, options and
 futures                                                                   4,858
                                                                        --------

NET ASSETS -- 100.0%                                                                   $ 394,107
                                                                                       =========

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                            $10.79
                                                                                       =========
 INSTITUTIONAL CLASS                                                                      $10.80
                                                                                       =========

 Semi-Annual Report to Shareholders

U.S. Government Intermediate-Term Portfolio -- Continued

                                              Actual     Appreciation/
                            Expiration Date  Contracts   (Depreciation)
-----------------------------------------------------------------------
Futures Contracts Purchased(H)
Eurodollar Futures          December 2003       100          $ 366
U.S. Treasury Note Futures  September 2003      295           (545)
                                                             -----
                                                             $(179)
                                                             -----
Futures Contracts Written(H)
U.S. Treasury Bond Futures  September 2003      148          $ 284
U.S. Treasury Note Futures  September 2003      437            161
                                                             -----
                                                             $ 445
                                                             -----
-----------------------------------------------------------------------

(A) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(B) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"). The coupon rates are the rates as of June 30, 2003.

(C) Stripped security -- Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(D) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.59% of net assets.

(E) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(F) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(G) Collateral to cover futures contracts.

(H) Options and futures are described in more detail in the notes to financial statements.

(I) Par shown represents actual number of contracts.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
June 30, 2003 (Unaudited)
(Amounts in Thousands)

Investment Grade Income Portfolio

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Long-Term Securities -- 96.1%

Corporate Bonds and Notes -- 68.0%
 Aerospace/Defense -- 1.4%
 General Dynamics Corporation              3.000%       5/15/08           $    525      $    528
 Lockheed Martin Corporation               8.500%       12/1/29              1,200         1,631
 Raytheon Company                          5.375%        4/1/13                500           529
 Raytheon Company                          6.400%       12/15/18               840           945
 United Technologies Corporation           7.500%       9/15/29              1,750         2,268
                                                                                        --------
                                                                                           5,901
                                                                                        --------
 Auto Parts and Equipment -- 0.1%
 American Axle & Manufacturing Inc.        9.750%        3/1/09                 50            54
 Lear Corporation                          7.960%       5/15/05                231           246
                                                                                        --------
                                                                                             300
                                                                                        --------
 Automotive -- 1.1%
 Ford Motor Company                        7.450%       7/16/31              1,000           916
 Ford Motor Company                        8.900%       1/15/32                370           376
 Ford Motor Company                        7.700%       5/15/97                630           566
 General Motors Corporation                7.125%       7/15/13                370           367
 General Motors Corporation                8.250%       7/15/23                650           645
 General Motors Corporation                8.375%       7/15/33              1,560         1,539
                                                                                        --------
                                                                                           4,409
                                                                                        --------
 Banking and Finance -- 6.7%
 Boeing Capital Corporation                6.500%       2/15/12              1,000         1,128
 Boeing Capital Corporation                5.800%       1/15/13              1,500         1,621
 Capital One Bank                          6.875%        2/1/06                150           161
 Countrywide Home Loans, Inc.              3.250%       5/21/08              1,200         1,206
 Ford Motor Credit Company                 7.600%        8/1/05                250           268
 Ford Motor Credit Company                 6.500%       1/25/07              4,800         5,050
 Ford Motor Credit Company                 5.800%       1/12/09              2,500         2,485
 Ford Motor Credit Company                 7.250%       10/25/11             1,000         1,028
 General Motors Acceptance Corporation     6.125%        2/1/07              2,000         2,090
 General Motors Acceptance Corporation     7.250%        3/2/11                160           164
 General Motors Acceptance Corporation     7.000%        2/1/12              1,250         1,258
 General Motors Acceptance Corporation     0.000%       6/15/15              2,700         1,142(A)
 Household Finance Corporation             7.000%       5/15/12              2,727         3,228

 Semi-Annual Report to Shareholders

Investment Grade Income Portfolio -- Continued

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Banking and Finance -- Continued
 John Deere Capital Corporation            4.500%       8/22/07           $    495      $    527
 MBNA America Bank                         7.750%       9/15/05              1,200         1,338(B)
 National Rural Utilities Cooperative
   Finance Corporation                     7.250%        3/1/12              1,700         2,035
 Sears Roebuck Acceptance Corp.            6.875%       10/15/17             1,500         1,708
 Sears Roebuck Acceptance Corp.            6.500%       12/1/28                220           229
 Sears Roebuck Acceptance Corp.            7.000%        6/1/32                470           526
 Toyota Motor Credit Corporation           2.800%       1/18/06              1,000         1,025
                                                                                        --------
                                                                                          28,217
                                                                                        --------
 Banks -- 4.9%
 Bank of America Corporation               3.875%       1/15/08              1,500         1,573
 Bank of America Corporation               7.400%       1/15/11              2,000         2,457
 Bank of America Corporation               6.250%       4/15/12              1,720         1,993
 Bank of America Corporation               4.875%       1/15/13                470           496
 Bank One Corporation                      5.250%       1/30/13              3,300         3,560
 Dresdner Funding Trust I                  8.151%       6/30/31                 10            11(B)
 FleetBoston Financial Corporation         7.250%       9/15/05              1,600         1,786
 The Sanwa Bank, Ltd., New York            7.400%       6/15/11                500           561
 UBS Preferred Funding Trust I             8.622%       10/29/49               400           511(C)
 US Bank NA                                6.375%        8/1/11              1,000         1,167
 Wachovia Bank NA                          7.800%       8/18/10                800           993
 Wachovia Corporation                      4.950%       11/1/06              2,400         2,613
 Washington Mutual Bank                    5.500%       1/15/13              1,000         1,090
 Washington Mutual, Inc.                   5.625%       1/15/07              1,600         1,763
                                                                                        --------
                                                                                          20,574
                                                                                        --------
 Building Materials -- N.M.
 American Standard, Inc.                   8.250%        6/1/09                 37            43
 American Standard, Inc.                   7.625%       2/15/10                  5             5
 Nortek Holdings, Inc.                     8.875%        8/1/08                100           105
                                                                                        --------
                                                                                             153
                                                                                        --------

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Cable -- 0.6%
 Comcast Cable Communications, Inc.        6.750%       1/30/11           $  1,250      $  1,435
 Comcast Corporation                       5.850%       1/15/10                800           880
 Tele-Communications, Inc.                 7.125%       2/15/28                180           198
                                                                                        --------
                                                                                           2,513
                                                                                        --------
 Casino Resorts -- 0.1%
 Harrah's Operating Company, Inc.          7.875%       12/15/05               500           544
                                                                                        --------
 Chemicals -- 0.8%
 Rohm and Haas Company                     6.950%       7/15/04              1,170         1,231
 Rohm and Haas Company                     7.400%       7/15/09              1,000         1,223
 The Dow Chemical Company                  6.000%       10/1/12                750           816
                                                                                        --------
                                                                                           3,270
                                                                                        --------
 Computer Services and Systems -- 1.0%
 Compaq Computer Corporation               7.650%        8/1/05              1,500         1,657
 Hewlett-Packard Company                   6.500%        7/1/12                700           814
 International Business Machines
   Corporation                             4.750%       11/29/12             1,750         1,839
                                                                                        --------
                                                                                           4,310
                                                                                        --------
 Consumer Products -- 0.4%
 Kimberly-Clark Corporation                4.500%       7/30/05                500           529(B)
 The Procter & Gamble Company              4.300%       8/15/08              1,000         1,077
                                                                                        --------
                                                                                           1,606
                                                                                        --------
 Diversified Financial Services -- 8.3%
 Associates Corporation of North America   8.150%        8/1/09                775           939
 Capital One Financial Corporation         7.125%        8/1/08                340           363
 CIT Group Inc.                            4.000%        5/8/08              1,000         1,018
 Citigroup Inc.                            5.800%       3/15/04              1,000         1,032
 Citigroup Inc.                            5.000%        3/6/07              4,800         5,223
 Citigroup Inc.                            6.000%       2/21/12              1,210         1,376
 Citigroup Inc.                            5.625%       8/27/12                390           430
 Citigroup Inc.                            5.875%       2/22/33              1,200         1,262
 FDA Queens LP                             6.990%       6/15/17              1,734         2,044(B)

 Semi-Annual Report to Shareholders

Investment Grade Income Portfolio -- Continued

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Diversified Financial
   Services -- Continued
 General Electric Capital Corporation      6.800%       11/1/05           $  1,970      $  2,194
 General Electric Capital Corporation      5.000%       6/15/07              3,000         3,267
 General Electric Capital Corporation      3.500%        5/1/08              2,640         2,703
 General Electric Capital Corporation      5.875%       2/15/12              1,600         1,790
 General Electric Capital Corporation      6.750%       3/15/32                980         1,146
 IBJ Preferred Capital Corp. LLC           8.790%       12/29/49             1,520         1,528(B,C)
 SB Treasury Company LLC                   9.400%       12/29/49               840           924(B,C)
 Transamerica Finance Corporation          5.750%       1/28/04              2,000         2,048
 U.S. Bancorp                              3.125%       3/15/08              1,650         1,665
 Wells Fargo & Company                     5.125%       2/15/07              2,600         2,844
 Wells Fargo & Company                     6.375%        8/1/11                800           934
                                                                                        --------
                                                                                          34,730
                                                                                        --------
 Diversified Services -- 0.5%
 Loews Corporation                         7.625%        6/1/23              1,000         1,038
 Loews Corporation                         7.000%       10/15/23             1,000         1,021
                                                                                        --------
                                                                                           2,059
                                                                                        --------
 Drug and Grocery Store Chains -- 0.7%
 Fred Meyer, Inc.                          7.375%        3/1/05              1,000         1,080
 Safeway Inc.                              5.800%       8/15/12                750           804
 The Kroger Co.                            5.500%        2/1/13              1,000         1,056
                                                                                        --------
                                                                                           2,940
                                                                                        --------
 Electric -- 2.1%
 AEP Texas Central Company                 5.500%       2/15/13              1,060         1,131(B)
 American Electric Power Company, Inc.     5.250%        6/1/15                350           353
 CenterPoint Energy Houston Electric LLC   6.950%       3/15/33              1,010         1,158(B)
 Commonwealth Edison Company               6.150%       3/15/12                560           642
 Niagara Mohawk Power Corporation          7.750%       10/1/08              1,010         1,210
 Niagara Mohawk Power Corporation          0.000%        7/1/10                720           755(C)
 Oncor Electric Delivery Company           7.000%        9/1/22                500           558
 System Energy Resources, Inc.             7.430%       1/15/11                490           511

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Electric -- Continued
 The Cleveland Electric Illuminating
   Company                                 7.880%       11/1/17           $    850      $  1,068
 The Detroit Edison Company                5.200%       10/15/12             1,260         1,358
                                                                                        --------
                                                                                           8,744
                                                                                        --------
 Electrical Equipment -- 0.2%
 Emerson Electric Co.                      6.000%       8/15/32                900           990
                                                                                        --------
 Energy -- 4.2%
 Alabama Power Company                     3.125%        5/1/08                920           931
 American Electric Power Company, Inc.     6.125%       5/15/06                965         1,058
 Calpine Corporation                       7.750%       4/15/09                 49            36
 Calpine Corporation                       8.500%       2/15/11              1,120           840
 Dominion Resources, Inc.                  5.125%       12/15/09               490           528
 Dominion Resources, Inc.                  5.700%       9/17/12              2,280         2,502
 DTE Energy Company                        6.375%       4/15/33                350           365
 Duke Energy Corporation                   5.625%       11/30/12               270           290
 Entergy Gulf States, Inc.                 8.250%        4/1/04              1,800         1,886
 Exelon Corporation                        6.750%        5/1/11              2,000         2,314
 FirstEnergy Corp.                         5.500%       11/15/06             2,000         2,144
 FirstEnergy Corp.                         6.450%       11/15/11               480           527
 FirstEnergy Corp.                         7.375%       11/15/31               990         1,109
 MidAmerican Energy Holdings Company       5.875%       10/1/12                750           823
 TXU Corp.                                 6.375%       6/15/06                100           106
 TXU Energy Co.                            7.000%       3/15/13                930         1,029(B)
 Xcel Energy, Inc.                         7.000%       12/1/10                900         1,029
                                                                                        --------
                                                                                          17,517
                                                                                        --------
 Entertainment -- 0.3%
 The Walt Disney Company                   6.375%        3/1/12              1,250         1,425
                                                                                        --------

 Semi-Annual Report to Shareholders

Investment Grade Income Portfolio -- Continued

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Environmental Services -- 1.3%
 Republic Services, Inc.                   6.750%       8/15/11           $  2,340      $  2,712
 Safety-Kleen Corp.                        9.250%       5/15/09                119             7(D)
 Waste Management, Inc.                    6.375%       11/15/12               230           262
 Waste Management, Inc.                    7.375%       5/15/29              1,700         2,007
 Waste Management, Inc.                    7.750%       5/15/32                420           526
                                                                                        --------
                                                                                           5,514
                                                                                        --------
 Food, Beverage and Tobacco -- 5.7%
 Altria Group, Inc.                        7.750%       1/15/27              1,165         1,249
 Anheuser-Busch Companies, Inc.            4.375%       1/15/13                800           829
 Anheuser-Busch Companies, Inc.            6.500%        2/1/43              1,800         2,112
 Archer-Daniels-Midland Company            7.000%        2/1/31              2,500         3,021
 Campbell Soup Company                     5.500%       3/15/07              2,000         2,204
 Campbell Soup Company                     5.000%       12/3/12                800           855
 Kellogg Company                           6.000%        4/1/06              1,000         1,103
 Kellogg Company                           6.600%        4/1/11                800           938
 Kellogg Company                           7.450%        4/1/31              1,000         1,269
 Kraft Foods Inc.                          5.250%        6/1/07                750           813
 Kraft Foods Inc.                          6.500%       11/1/31              1,250         1,380
 Nabisco Incorporated                      7.050%       7/15/07              3,100         3,543
 R.J. Reynolds Tobacco Holdings, Inc.      7.750%       5/15/06              1,280         1,317
 R.J. Reynolds Tobacco Holdings, Inc.      7.875%       5/15/09                860           858
 The Pepsi Bottling Group, Inc.            7.000%        3/1/29              1,800         2,192
                                                                                        --------
                                                                                          23,683
                                                                                        --------
 Gaming -- N.M.
 Horseshoe Gaming Holding Corp.            8.625%       5/15/09                 69            73
 International Game Technology             8.375%       5/15/09                 70            86
                                                                                        --------
                                                                                             159
                                                                                        --------
 Gas and Pipeline Utilities -- 1.1%
 Dynegy Holdings Inc.                      8.750%       2/15/12              1,690         1,572
 Tennessee Gas Pipeline Company            8.375%       6/15/32              1,000         1,087
 The Williams Companies, Inc.              7.625%       7/15/19              2,000         1,940
                                                                                        --------
                                                                                           4,599
                                                                                        --------

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Health Care -- 0.6%
 Bristol-Myers Squibb Company              4.750%       10/1/06           $    300      $    323
 Tenet Healthcare Corporation              7.375%        2/1/13              2,310         2,229
                                                                                        --------
                                                                                           2,552
                                                                                        --------
 Insurance -- 0.2%
 Ace Capital Trust II                      9.700%        4/1/30                 50            67
 Provident Companies, Inc.                 7.000%       7/15/18                590           590
                                                                                        --------
                                                                                             657
                                                                                        --------
 Investment Banking/Brokerage -- 4.7%
 Credit Suisse First Boston USA            4.625%       1/15/08              1,500         1,602
 J.P. Morgan Chase & Co.                   5.350%        3/1/07                400           438
 J.P. Morgan Chase & Co.                   6.625%       3/15/12              2,750         3,172
 J.P. Morgan Chase & Co.                   5.750%        1/2/13              1,100         1,203
 Lehman Brothers Holdings Inc.             6.250%       5/15/06              2,000         2,234
 Lehman Brothers Holdings Inc.             6.625%       1/18/12                800           938
 Merrill Lynch & Co., Inc.                 6.000%       2/17/09                800           899
 Morgan Stanley                            5.800%        4/1/07              2,600         2,872
 Morgan Stanley                            7.250%        4/1/32              1,200         1,471
 The Bear Stearns Companies Inc.           4.000%       1/31/08              1,600         1,674
 The Goldman Sachs Group, Inc.             6.600%       1/15/12              1,550         1,801
 The Goldman Sachs Group, Inc.             6.125%       2/15/33              1,300         1,394
                                                                                        --------
                                                                                          19,698
                                                                                        --------
 Machinery -- 0.3%
 Caterpillar Inc.                          6.550%        5/1/11              1,070         1,265
 Terex Corporation                         8.875%        4/1/08                 66            69
                                                                                        --------
                                                                                           1,334
                                                                                        --------
 Manufacturing (Diversified) -- 0.1%
 The Gillette Company                      2.875%       3/15/08                410           412
                                                                                        --------
 Media -- 3.0%
 AOL Time Warner Inc.                      6.150%        5/1/07              1,600         1,800
 AOL Time Warner Inc.                      6.875%        5/1/12                800           913
 AOL Time Warner Inc.                      7.700%        5/1/32              2,020         2,358

 Semi-Annual Report to Shareholders

Investment Grade Income Portfolio -- Continued

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Media -- Continued
 Clear Channel Communications, Inc.        4.400%       5/15/11           $  1,210      $  1,214
 Liberty Media Corporation                 8.500%       7/15/29                840           994
 Liberty Media Corporation                 8.250%        2/1/30                420           485
 News America Holdings Incorporated        8.875%       4/26/23                500           639
 News America Holdings Incorporated        7.750%        2/1/24                 80            93
 News America Holdings Incorporated        8.250%       10/17/96               200           234
 News America Incorporated                 7.625%       11/30/28             1,410         1,662
 News America Incorporated                 6.550%       3/15/33                110           117(B)
 Time Warner Entertainment Company, L.P.   8.375%       7/15/33                460           595
 Viacom Inc.                               5.625%       8/15/12              1,250         1,389
                                                                                        --------
                                                                                          12,493
                                                                                        --------
 Medical Care Facilities -- 0.4%
 HCA Inc.                                  6.300%       10/1/12              1,790         1,830
                                                                                        --------
 Metals and Mining -- 0.5%
 Alcoa Inc.                                5.375%       1/15/13              1,800         1,953
                                                                                        --------
 Oil and Gas -- 2.7%
 Apache Corporation                        6.250%       4/15/12              1,010         1,176
 ConocoPhillips                            4.750%       10/15/12             2,170         2,293
 Devon Energy Corporation                  7.950%       4/15/32                 80           103
 El Paso Corporation                       7.800%        8/1/31              1,660         1,399
 El Paso Corporation                       7.750%       1/15/32                340           286
 Ocean Energy Inc.                         4.375%       10/1/07                965         1,015
 Union Oil Company of California           7.350%       6/15/09              3,000         3,584
 XTO Energy, Inc.                          6.250%       4/15/13              1,250         1,328(B)
                                                                                        --------
                                                                                          11,184
                                                                                        --------

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Paper and Forest Products -- 1.0%
 MeadWestvaco Corporation                  6.850%        4/1/12           $  1,130      $  1,304
 Weyerhaeuser Company                      6.125%       3/15/07                750           829
 Weyerhaeuser Company                      6.750%       3/15/12              1,070         1,215
 Weyerhaeuser Company                      7.375%       3/15/32                720           828
                                                                                        --------
                                                                                           4,176
                                                                                        --------
 Pharmaceuticals -- 0.5%
 Bristol-Myers Squibb Company              5.750%       10/1/11              1,810         2,014
                                                                                        --------
 Retail -- 0.4%
 Target Corporation                        5.875%        3/1/12              1,240         1,401
 Wal-Mart Stores, Inc.                     7.550%       2/15/30                200           264
                                                                                        --------
                                                                                           1,665
                                                                                        --------
 Special Purpose -- 7.8%
 Anadarko Finance Company                  6.750%        5/1/11                970         1,137
 Anadarko Finance Company                  7.500%        5/1/31                710           892
 BAE Systems Holdings Inc.                 6.400%       12/15/11             1,560         1,745
 ChevronTexaco Capital Company             3.500%       9/17/07              1,000         1,039
 Conoco Funding Company                    5.450%       10/15/06             1,250         1,380
 Conoco Funding Company                    6.350%       10/15/11               640           748
 Conoco Funding Company                    7.250%       10/15/31             1,500         1,884
 DaimlerChrysler NA Holding Corp.          6.400%       5/15/06                800           874
 DaimlerChrysler NA Holding Corp.          4.050%        6/4/08                730           723
 DaimlerChrysler NA Holding Corp.          7.300%       1/15/12              1,025         1,156
 DaimlerChrysler NA Holding Corp.          8.500%       1/18/31              1,800         2,120
 Devon Financing Corporation ULC           6.875%       9/30/11                140           164
 Devon Financing Corporation ULC           7.875%       9/30/31              1,000         1,270
 Duke Capital Corporation                  6.250%       2/15/13                340           361
 Gemstone Investors Limited                7.710%       10/31/04               440           438(B)
 H.J. Heinz Finance Company                6.000%       3/15/12                800           911
 H.J. Heinz Finance Company                6.750%       3/15/32                800           954
 Sprint Capital Corporation                6.000%       1/15/07                700           752
 Sprint Capital Corporation                8.375%       3/15/12              2,750         3,293
 Sprint Capital Corporation                6.900%        5/1/19                720           754

 Semi-Annual Report to Shareholders

Investment Grade Income Portfolio -- Continued

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Special Purpose -- Continued
 Sprint Capital Corporation                8.750%       3/15/32           $    700      $    838
 TCI Communications Financing III          9.650%       3/31/27              1,650         1,963
 Unilever Capital Corporation              7.125%       11/1/10                480           582
 Verizon Global Funding Corp.              6.125%       6/15/07              2,600         2,927
 Verizon Global Funding Corp.              6.875%       6/15/12              1,000         1,181
 Verizon Global Funding Corp.              7.375%        9/1/12              1,300         1,585
 Verizon Wireless Capital LLC              5.375%       12/15/06               800           879
                                                                                        --------
                                                                                          32,550
                                                                                        --------
 Telecommunications -- 1.9%
 AT&T Corp.                                7.800%       11/15/11               800           914
 AT&T Corp.                                8.500%       11/15/31               640           726
 BellSouth Corporation                     6.000%       10/15/11               800           914
 Citizens Communications Company           8.500%       5/15/06              1,000         1,160
 EchoStar DBS Corporation                  9.375%        2/1/09                 29            31
 GTE Corporation                           6.940%       4/15/28              1,700         1,930
 SBC Communications Inc.                   5.875%       8/15/12              2,020         2,277
                                                                                        --------
                                                                                           7,952
                                                                                        --------
 Telecommunications (Cellular/Wireless) -- 0.9%
 AT&T Wireless Services Inc.               7.500%        5/1/07              1,500         1,729
 Cingular Wireless LLC                     5.625%       12/15/06               800           877
 Motorola, Inc.                            7.625%       11/15/10               850           999
                                                                                        --------
                                                                                           3,605
                                                                                        --------
 Transportation -- 1.5%
 Burlington Northern Railroad Company      6.960%       3/22/09                296           327
 Burlington Northern Railroad Company      7.330%       6/23/10                216           246
 Consolidated Rail Corporation             7.875%       5/15/43                600           751
 Continental Airlines, Inc.                7.256%       3/15/20                630           623
 Delta Air Lines, Inc.                     7.570%       11/18/10               400           411
 Delta Air Lines, Inc.                     7.111%       9/18/11                230           233
 Delta Air Lines, Inc.                     6.718%        1/2/23                792           859
 Norfolk Southern Railway Company          7.000%       6/15/05                475           521
 Northwest Airlines Corporation            7.575%        9/1/20                206           210

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Transportation -- Continued
 Union Pacific Corporation                 6.500%       4/15/12           $  1,750      $  2,024
 United Airlines, Inc.                     7.783%        1/1/14                245           196
                                                                                        --------
                                                                                           6,401
                                                                                        --------
Total Corporate Bonds and Notes
 (Identified Cost -- $263,213)                                                           284,633
------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 9.0%
 Fixed Rate Securities -- 9.0%
 Fannie Mae                                2.250%       5/15/06             22,460        22,760
 Fannie Mae                                6.000%       5/15/08              8,900        10,278
 Fannie Mae                                5.375%       11/15/11               300           337
 Freddie Mac                               6.750%       9/15/29                  9            11
 Freddie Mac                               6.250%       7/15/32              1,300         1,530
 Tennessee Valley Authority                5.375%       11/13/08               150           169
 Tennessee Valley Authority                6.750%       11/1/25                210           259
 United States Treasury Notes              2.625%       5/15/08                775           782
 United States Treasury Notes              3.875%       2/15/13                785           808
 United States Treasury Bonds              5.750%       8/15/10                 30            35
 United States Treasury Bonds              5.375%       2/15/31                720           811
                                                                                        --------
Total U.S. Government and Agency
 Obligations (Identified Cost --$37,165)                                                  37,780
------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 0.1%
 Fixed Rate Securities -- N.M.
 Fannie Mae                                8.000%       4/25/06                 73            76
                                                                                        --------
 Indexed Securities(E) -- 0.1%
 Freddie Mac                               4.115%        9/1/24                162           168
                                                                                        --------
Total U.S. Government Agency Mortgage-
 Backed Securities (Identified
 Cost -- $237)                                                                               244
------------------------------------------------------------------------------------------------

 Semi-Annual Report to Shareholders

Investment Grade Income Portfolio -- Continued

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Yankee Bonds(F) -- 19.0%
 Banks -- 2.4%
 ABN Amro Bank NV                          4.650%        6/4/18           $  1,530      $  1,509
 Inter-American Development Bank           4.000%       1/18/05              2,450         2,552
 Korea Development Bank                    6.750%       12/1/05              4,020         4,406
 Royal Bank of Scotland Group plc          8.817%       3/31/49              1,500         1,679
                                                                                        --------
                                                                                          10,146
                                                                                        --------
 Chemicals -- N.M.
 Avecia Group PLC                         11.000%        7/1/09                 71            64
                                                                                        --------
 Electric -- 1.2%
 Hydro-Quebec                               7.50%        4/1/16              3,625         4,783
                                                                                        --------
 Foreign Governments -- 6.7%
 Federative Republic of Brazil             2.188%       4/15/09                176           148(E)
 Federative Republic of Brazil            14.500%       10/15/09               580           671
 Federative Republic of Brazil            12.000%       4/15/10                580           604
 Federative Republic of Brazil             2.188%       4/15/12                430           323(E)
 Federative Republic of Brazil             2.188%       4/15/12                660           495(E)
 Federative Republic of Brazil             8.000%       4/15/14              3,029         2,643
 Federative Republic of Brazil            11.000%       8/17/40                410           374
 Italian Republic                          3.625%       9/14/07              1,700         1,781
 Province of Manitoba                      9.500%       9/15/18              1,080         1,697
 Province of Nova Scotia                   5.750%       2/27/12              1,500         1,712
 Province of Ontario                       3.500%       9/17/07              1,000         1,040
 Province of Ontario                       5.125%       7/17/12                900           996
 Quebec Province                           7.500%       9/15/29              1,440         1,919
 Republic of Colombia                     10.500%        7/9/10                180           207
 Republic of Colombia                     11.750%       2/25/20                640           797
 Republic of Panama                        9.625%        2/8/11                120           139
 Republic of Panama                        9.375%       7/23/12                750           870
 Republic of Panama                        5.000%       7/17/14                 77            69(C)
 Republic of Panama                       10.750%       5/15/20                180           224
 Republic of Peru                          5.000%        3/7/17              1,296         1,069(C)
 Republic of Peru                          5.000%        3/7/17                269           229(B,C)

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Foreign Governments -- Continued
 Republic of the Philippines               9.875%       1/15/19           $    870      $    960
 Republic of the Philippines              10.625%       3/16/25                 50            58
 Russian Federation                        8.250%       3/31/10                 80            92
 Russian Federation                        5.000%       3/31/30              1,190         1,168(C)
 United Mexican States                     8.375%       1/14/11              1,620         1,941
 United Mexican States                    11.500%       5/15/26              3,920         5,845
                                                                                        --------
                                                                                          28,071
                                                                                        --------
 Insurance -- 0.2%
 XL Capital plc                            6.500%       1/15/12                700           801
                                                                                        --------
 Manufacturing (Diversified) -- 1.0%
 Tyco International Group SA               6.375%       6/15/05              1,000         1,042
 Tyco International Group SA               6.375%       10/15/11               250           264
 Tyco International Group SA               7.000%       6/15/28                554           559
 Tyco International Group SA               6.875%       1/15/29              2,366         2,390
                                                                                        --------
                                                                                           4,255
                                                                                        --------
 Oil and Gas -- 1.2%
 Anderson Exploration Ltd.                 6.750%       3/15/11                450           521
 Petroliam Nasional Berhad                 7.625%       10/15/26               610           701(B)
 YPF Sociedad Anonima                     10.000%       11/2/28              3,500         3,955
                                                                                        --------
                                                                                           5,177
                                                                                        --------
 Special Purpose -- 3.6%
 Deutsche Telekom International Finance
   BV                                      8.750%       6/15/30              1,400         1,784
 Deutsche Telekom International Finance
   BV                                      9.250%        6/1/32                670           926
 Diageo Capital Plc                        3.500%       11/19/07               630           648
 Diageo Capital Plc                        3.375%       3/20/08                120           123
 General Motors Nova Scotia Finance
   Company                                 6.850%       10/15/08             1,160         1,218
 HSBC Capital Funding LP                   4.610%       12/29/49               760           748(E)
 HSBC Holdings plc                         5.250%       12/12/12               700           746

 Semi-Annual Report to Shareholders

Investment Grade Income Portfolio -- Continued

                                           Rate        Maturity Date        Par          Value
------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Special Purpose -- Continued
 PDVSA Finance Ltd.                        8.500%       11/16/12          $  1,750      $  1,601
 PDVSA Finance Ltd. 1998-1                 7.400%       8/15/16                200           163
 PDVSA Finance Ltd. 1999-I                 9.750%       2/15/10              4,000         3,940
 PDVSA Finance Ltd. 1999-K                 9.950%       2/15/20                800           747
 Petronas Capital Ltd.                     7.875%       5/22/22                770           913(B)
 Redwood Capital II Ltd.                   4.290%       1/28/04                200           200(B,E)
 Telefonica Europe BV                      8.250%       9/15/30                800         1,047
                                                                                        --------
                                                                                          14,804
                                                                                        --------
 Telecommunications -- 1.7%
 British Telecommunications plc            8.375%       12/15/10               900         1,138
 British Telecommunications plc            8.875%       12/15/30               420           573
 France Telecom SA                         9.250%        3/1/11              3,000         3,776
 France Telecom SA                        10.000%        3/1/31                340           470
 Koninklijke KPN NV                        8.000%       10/1/10                990         1,226
                                                                                        --------
                                                                                           7,183
                                                                                        --------
 Telecommunications (Cellular/Wireless) -- 0.3%
 Vodafone Group plc                        7.625%       2/15/05              1,000         1,095
                                                                                        --------
 Transportation -- 0.7%
 C P Railway Limited                       7.125%       10/15/31             2,500         3,064
                                                                                        --------
Total Yankee Bonds
 (Identified Cost -- $71,721)                                                             79,443
                                                                                        --------
Total Long-Term Securities
 (Identified Cost -- $372,336)                                                           402,100
------------------------------------------------------------------------------------------------
Short-Term Securities -- 2.7%

U.S. Government and Agency Obligations -- 0.4%
 Fannie Mae                                0.000%       10/22/03               500           498(A,G)
 Federal Home Loan Bank                    0.000%        7/1/03                300           300(A,G)
 Freddie Mac                               0.000%        7/1/03                100           100(A,G)
 Freddie Mac                               0.000%       7/30/03                800           799(A,G)
                                                                                        --------
                                                                                           1,697
                                                                                        --------

                                                                            Par          Value
------------------------------------------------------------------------------------------------
Repurchase Agreements -- 2.3%
 Lehman Brothers, Inc.
   1.15%, dated 6/30/03, to be repurchased at $3,800 on 7/1/03
   (Collateral: $13,660 Federal Home Loan Bank zero coupon bonds,
   due 9/24/21, value $3,876)                                             $  3,800      $  3,800
 Merrill Lynch Government Securities, Inc.
   1.22%, dated 6/30/03, to be repurchased at $5,700 on 7/1/03
   (Collateral: $14,050 Resolution Funding Corp. principal-only
   securities, due 1/15/21, value $5,813)                                    5,700         5,700
                                                                                        --------
                                                                                           9,500
                                                                                        --------
Total Short-Term Securities (Identified Cost -- $11,197)                                  11,197
------------------------------------------------------------------------------------------------
Total Investments -- 98.8% (Identified Cost -- $383,533)                                 413,297
Other Assets Less Liabilities -- 1.2%                                                      5,139
                                                                                        --------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
     37,256 Primary Class shares outstanding                              $385,085
        360 Institutional Class shares outstanding                           3,684
Undistributed net investment income                                             99
Accumulated net realized gain/(loss) on investments, options and
 futures                                                                      (211)
Unrealized appreciation/(depreciation) of investments, options and
 futures                                                                    29,779
                                                                          --------

NET ASSETS -- 100.0%                                                                    $418,436
                                                                                        ========

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                            $11.12
                                                                                        ========
 INSTITUTIONAL CLASS                                                                      $11.13
                                                                                        ========

 Semi-Annual Report to Shareholders

Investment Grade Income Portfolio -- Continued

                                              Actual     Appreciation/
                            Expiration Date  Contracts   (Depreciation)
-----------------------------------------------------------------------
Futures Contracts Written(H)
U.S. Treasury Note Futures  September 2003      13            $16
U.S. Treasury Bond Futures  September 2003      19             (1)
                                                              ---
                                                              $15
                                                              ---
-----------------------------------------------------------------------

(A) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.3% of net assets.

(C) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(D) Bond is in default at June 30, 2003.

(E) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR") or the one-year Treasury Bill rate. The coupon rates are the rates as of June 30, 2003.

(F) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(G) Collateral to cover futures contracts.

(H) Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
June 30, 2003 (Unaudited)
(Amounts in Thousands)

High Yield Portfolio

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Long-Term Securities -- 98.8%

Corporate Bonds and Notes -- 85.6%
 Advertising -- 0.5%
 Vertis Inc.                                     9.750%     4/1/09          $  490      $     510(A)
 Vertis Inc.                                    10.875%    6/15/09             490            490
                                                                                        ---------
                                                                                            1,000
                                                                                        ---------
 Aerospace/Defense -- 0.5%
 Esterline Technologies Corporation              7.750%    6/15/13           1,063          1,090(A)
                                                                                        ---------
 Animal Hospitals -- 0.4%
 Vicar Operating, Inc.                           9.875%    12/1/09             765            838
                                                                                        ---------
 Apparel -- 1.5%
 Oxford Industries, Inc.                         8.875%     6/1/11           1,001          1,051(A)
 Russell Corporation                             9.250%     5/1/10             958          1,044
 The William Carter Company                     10.875%    8/15/11           1,125          1,271
                                                                                        ---------
                                                                                            3,366
                                                                                        ---------
 Auto Parts and Equipment -- 2.2%
 American Axle & Manufacturing Inc.              9.750%     3/1/09           1,131          1,216
 Cummins Inc.                                    9.500%    12/1/10             962          1,092(A)
 Cummins Inc.                                    7.125%     3/1/28             561            502
 Lear Corporation                                7.960%    5/15/05             410            437
 Lear Corporation                                8.110%    5/15/09             533            610
 TRW Automotive                                  9.375%    2/15/13             383            416(A)
 TRW Automotive                                 11.000%    2/15/13             504            549(A)
                                                                                        ---------
                                                                                            4,822
                                                                                        ---------
 Automotive -- 0.7%
 Asbury Automotive Group Inc.                    9.000%    6/15/12           1,576          1,521
                                                                                        ---------
 Building Materials -- 2.3%
 American Standard, Inc.                         7.375%    4/15/05           1,505          1,595
 American Standard, Inc.                         7.375%     2/1/08              56             62
 American Standard, Inc.                         8.250%     6/1/09              29             33

 Semi-Annual Report to Shareholders

High Yield Portfolio -- Continued

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Building Materials -- Continued
 American Standard, Inc.                         7.625%    2/15/10          $   56      $      64
 Collins & Aikman Floor Cover                    9.750%    2/15/10           1,205          1,260
 Nortek Holdings, Inc.                           9.125%     9/1/07             700            732
 Nortek Holdings, Inc.                           8.875%     8/1/08             993          1,036
 Nortek Holdings, Inc.                           9.875%    6/15/11             251            264
                                                                                        ---------
                                                                                            5,046
                                                                                        ---------
 Cable -- 1.6%
 Charter Communications Holdings LLC             0.000%    1/15/12           1,693            781(B)
 CSC Holdings Inc.                               7.875%    12/15/07            299            306
 CSC Holdings Inc.                               7.625%     4/1/11             566            571
 Insight Communications Company, Inc.            0.000%    2/15/11           1,352          1,122(B)
 LodgeNet Entertainment Corporation              9.500%    6/15/13             842            863
                                                                                        ---------
                                                                                            3,643
                                                                                        ---------
 Casino Resorts -- 2.8%
 Harrah's Operating Company, Inc.                7.875%    12/15/05            962          1,046
 ITT Corporation                                 6.750%    11/15/05            280            292
 Mandalay Resort Group                           9.500%     8/1/08             172            197
 Mandalay Resort Group                           7.000%    11/15/36            205            211
 MGM MIRAGE                                      9.750%     6/1/07             674            765
 MGM MIRAGE                                      8.500%    9/15/10             173            203
 MGM MIRAGE                                      8.375%     2/1/11             116            132
 Mirage Resorts, Incorporated                    7.250%    10/15/06            465            498
 Park Place Entertainment Corporation            7.875%    12/15/05            959          1,022
 Station Casinos, Inc.                           9.875%     7/1/10             846            931
 Wynn Las Vegas LLC                             12.000%    11/1/10             729            806
                                                                                        ---------
                                                                                            6,103
                                                                                        ---------
 Chemicals -- 4.7%
 Ethyl Corporation                               8.875%     5/1/10             640            653(A)
 FMC Corporation                                10.250%    11/1/09             524            589
 Georgia Gulf Corporation                       10.375%    11/1/07             971          1,032
 Huntsman International Holdings LLC             0.000%    12/31/09          3,966          1,547(C)
 Huntsman International LLC                      9.875%     3/1/09             712            741
 Huntsman International LLC                     10.125%     7/1/09             617            592

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Chemicals -- Continued
 IMC Global Inc.                                 6.550%    1/15/05          $  324      $     337
 IMC Global Inc.                                10.875%     6/1/08             684            711
 IMC Global Inc.                                11.250%     6/1/11             281            292
 Kaiser Aluminum & Chemical                     12.750%     2/1/49           2,500            156(D)
 Lyondell Chemical Company                       9.625%     5/1/07             913            895
 Lyondell Chemical Company                       9.500%    12/15/08            573            544
 MacDermid, Incorporated                         9.125%    7/15/11             967          1,081
 Millennium America Inc.                         7.000%    11/15/06             96             97
 Millennium America Inc.                         9.250%    6/15/08           1,042          1,120
                                                                                        ---------
                                                                                           10,387
                                                                                        ---------
 Coal -- 0.4%
 Peabody Energy Corporation                      6.875%    3/15/13             919            963(A)
                                                                                        ---------
 Commercial Services and Supplies -- 0.4%
 Weight Watchers International, Inc.            13.000%    10/1/09             807            928
                                                                                        ---------
 Computer Services and Systems -- 0.9%
 Unisys Corporation                              7.250%    1/15/05           1,500          1,562
 Unisys Corporation                              6.875%    3/15/10             450            468
                                                                                        ---------
                                                                                            2,030
                                                                                        ---------
 Containers and Packaging -- 2.0%
 Ball Corporation                                7.750%     8/1/06             250            274
 Ball Corporation                                6.875%    12/15/12            557            590
 Graphic Packaging Corporation                   8.625%    2/15/12             315            321
 Packaging Corp. of America                      9.625%     4/1/09             178            196
 Riverwood International Corporation            10.625%     8/1/07              95             98
 Riverwood International Corporation            10.875%     4/1/08           2,306          2,364
 Smurfit-Stone Container Corporation             8.250%    10/1/12             548            588(A)
                                                                                        ---------
                                                                                            4,431
                                                                                        ---------
 Electric -- 4.7%
 Orion Power Holdings, Inc.                     12.000%     5/1/10           2,488          2,887
 Southern California Edison Company              8.000%    2/15/07             874            958(A)

 Semi-Annual Report to Shareholders

High Yield Portfolio -- Continued

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Electric -- Continued
 The AES Corporation                            10.000%    12/12/05         $1,081      $   1,122(A)
 The AES Corporation                             8.500%    11/1/07           1,258          1,195
 The AES Corporation                             8.750%    6/15/08             619            613
 The AES Corporation                             9.500%     6/1/09             684            691
 The AES Corporation                             9.375%    9/15/10               9              9
 The AES Corporation                             8.875%    2/15/11              14             14
 The AES Corporation                             9.000%    5/15/15           2,677          2,797(A)
                                                                                        ---------
                                                                                           10,286
                                                                                        ---------
 Electronics -- 1.0%
 Fairchild Semiconductor International, Inc.    10.375%    10/1/07             649            683
 L-3 Communications Corp.                        7.625%    6/15/12           1,315          1,446
                                                                                        ---------
                                                                                            2,129
                                                                                        ---------
 Energy -- 3.0%
 Calpine Corporation                             7.750%    4/15/09              27             20
 Calpine Corporation                             8.625%    8/15/10           2,725          2,044
 Calpine Corporation                             8.500%    2/15/11           1,104            828
 CMS Energy Corporation                          6.750%    1/15/04             262            264
 CMS Energy Corporation                          7.625%    11/15/04            645            655
 Illinois Power Corporation                     11.500%    12/15/10            268            306(A)
 PG&E Corporation                                6.875%    7/15/08           1,850          1,850(A)
 Reliant Resources, Inc.                         9.250%    7/15/10             558            561(A)
                                                                                        ---------
                                                                                            6,528
                                                                                        ---------
 Entertainment -- 0.2%
 Speedway Motorsports, Inc.                      6.750%     6/1/13             483            500
                                                                                        ---------
 Environmental Services -- 1.4%
 Allied Waste North America Incorporated         7.625%     1/1/06              69             72
 Allied Waste North America Incorporated         8.875%     4/1/08             146            158
 Allied Waste North America Incorporated         8.500%    12/1/08           2,284          2,455
 Allied Waste North America Incorporated         7.875%    4/15/13              81             85
 Safety-Kleen Corp.                              9.250%    5/15/09           3,894            214(D)
                                                                                        ---------
                                                                                            2,984
                                                                                        ---------

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Food, Beverage and Tobacco -- 2.1%
 Cott Beverages Incorporated                     8.000%    12/15/11         $  885      $     956
 DIMON Incorporated                              9.625%    10/15/11          1,171          1,288
 DIMON Incorporated                              7.750%     6/1/13             102            105(A)
 Merisant Co.                                    9.500%    7/15/13             770            797(A)
 R.J. Reynolds Tobacco Holdings, Inc.            7.750%    5/15/06             481            495
 Smithfield Foods, Inc.                          8.000%    10/15/09            250            270
 Smithfield Foods, Inc.                          7.750%    5/15/13             759            814(A)
                                                                                        ---------
                                                                                            4,725
                                                                                        ---------
 Gaming -- 2.6%
 Argosy Gaming Company                           9.000%     9/1/11           1,082          1,169
 Boyd Gaming Corporation                         9.250%    10/1/03             111            112
 Boyd Gaming Corporation                         7.750%    12/15/12          1,584          1,681
 Horseshoe Gaming Holding Corp.                  8.625%    5/15/09           1,636          1,734
 Mohegan Tribal Gaming Authority                 8.750%     1/1/09             992          1,069(A)
                                                                                        ---------
                                                                                            5,765
                                                                                        ---------
 Gas and Pipeline Utilities -- 6.7%
 ANR Pipeline, Inc.                              8.875%    3/15/10             362            396
 ANR Pipeline, Inc.                              9.625%    11/1/21             367            433
 Dynegy Holdings Inc.                            8.125%    3/15/05             680            661(A)
 Dynegy Holdings Inc.                            7.450%    7/15/06             486            463
 Dynegy Holdings Inc.                            8.750%    2/15/12             673            626
 Ferrellgas Partners LP                          8.750%    6/15/12              70             76
 GulfTerra Energy Partners, L.P.                10.625%    12/1/12             606            700
 Northwest Pipelines Corporation                 8.125%     3/1/10             254            273
 Plains Exploration & Production Company         7.750%    10/15/12            801            897
 SEMCO Energy, Inc.                              7.125%    5/15/08             260            272(A)
 SEMCO Energy, Inc.                              7.750%    5/15/13             283            301(A)
 Southern Natural Gas Company                    8.875%    3/15/10             768            837(A)
 Southern Natural Gas Company                    8.000%     3/1/32           2,090          2,260
 The Williams Companies, Inc.                    9.250%    3/15/04           2,054          2,105(A)
 The Williams Companies, Inc.                    8.625%     6/1/10             762            796
 The Williams Companies, Inc.                    8.125%    3/15/12           1,238          1,269
 The Williams Companies, Inc.                    7.500%    1/15/31             334            316
 The Williams Companies, Inc.                    8.750%    3/15/32             852            886

 Semi-Annual Report to Shareholders

High Yield Portfolio -- Continued

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Gas and Pipeline Utilities -- Continued
 Transcontinental Gas Pipeline Corporation       7.000%    8/15/11          $  352      $     361
 Transcontinental Gas Pipeline Corporation       8.875%    7/15/12             729            824
                                                                                        ---------
                                                                                           14,752
                                                                                        ---------
 Health Care -- 1.7%
 Extendicare Health Services Inc.                9.350%    12/15/07          1,403          1,336
 Tenet Healthcare Corporation                    5.375%    11/15/06            102             98
 Tenet Healthcare Corporation                    5.000%     7/1/07             555            519
 Tenet Healthcare Corporation                    6.375%    12/1/11             181            167
 Tenet Healthcare Corporation                    7.375%     2/1/13           1,632          1,575
                                                                                        ---------
                                                                                            3,695
                                                                                        ---------
 Homebuilding -- 0.9%
 D.R. Horton, Inc.                               7.500%    12/1/07               5              5
 Schuler Homes, Inc.                             9.375%    7/15/09             265            299
 Schuler Homes, Inc.                            10.500%    7/15/11             640            736
 The Ryland Group, Inc.                          8.000%    8/15/06             710            778
 The Ryland Group, Inc.                          5.375%     6/1/08             249            257
                                                                                        ---------
                                                                                            2,075
                                                                                        ---------
 Insurance -- 1.0%
 Willis Corroon Corporation                      9.000%     2/1/09           2,029          2,151
                                                                                        ---------
 Lodging/Hotels -- 2.2%
 Extended Stay America, Inc.                     9.150%    3/15/08             629            657
 Extended Stay America, Inc.                     9.875%    6/15/11             600            645
 Felcor Lodging LP                               1.000%    9/15/08             408            421
 Felcor Suites LP                                7.375%    10/1/04             476            482
 Hilton Hotels Corporation                       7.950%    4/15/07             133            143
 Hilton Hotels Corporation                       7.625%    5/15/08             510            548
 Host Marriott Corporation                       7.875%     8/1/05             992          1,009
 Host Marriott Corporation                       8.450%    12/1/08             120            124
 Starwood Hotels & Resorts Worldwide, Inc.       7.375%     5/1/07             720            758
                                                                                        ---------
                                                                                            4,787
                                                                                        ---------

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Machinery -- 3.0%
 AGCO Corporation                                9.500%     5/1/08          $  973      $   1,051
 Grant Prideco, Inc.                             9.000%    12/15/09            657            729
 Joy Global Inc.                                 8.750%    3/15/12             855            936
 NMHG Holdings Co.                              10.000%    5/15/09           1,141          1,255
 Terex Corporation                              10.375%     4/1/11             935          1,033
 Terex Corporation                               9.250%    7/15/11           1,500          1,613
                                                                                        ---------
                                                                                            6,617
                                                                                        ---------
 Manufacturing (Diversified) -- 2.0%
 Atrium Companies, Inc.                         10.500%     5/1/09           1,170          1,252
 Hexcel Corporation                              9.875%    10/1/08             956          1,052(A)
 Interface, Inc.                                 7.300%     4/1/08             553            464
 Interface, Inc.                                10.375%     2/1/10             753            723
 Jacuzzi Brands Incorporated                     9.625%     7/1/10           1,020          1,026(A)
                                                                                        ---------
                                                                                            4,517
                                                                                        ---------
 Media -- 2.2%
 American Media Operations, Inc.                10.250%     5/1/09             974          1,052
 Brill Media Company, LLC                       12.000%    12/15/07          3,000          1,635(D)
 Emmis Communications Corporation                8.125%    3/15/09             737            772
 Garden State Newspapers, Inc.                   8.750%    10/1/09             477            493
 Paxson Communications Corporation              10.750%    7/15/08             645            693
 Paxson Communications Corporation               0.000%    1/15/09              25             21(B)
 Sinclair Broadcast Group, Inc.                  8.750%    12/15/11            270            296
                                                                                        ---------
                                                                                            4,962
                                                                                        ---------
 Medical Care Facilities -- 1.5%
 Extendicare Health Services, Inc.               9.500%     7/1/10             260            273
 HCA Inc.                                        6.870%    9/15/03             506            510
 HCA Inc.                                        6.910%    6/15/05              49             52
 HCA Inc.                                        8.750%     9/1/10             136            159
 HCA Inc.                                        6.300%    10/1/12             324            331
 Health Care REIT, Inc.                          8.000%    9/12/12             811            872
 Triad Hospitals, Inc.                           8.750%     5/1/09             975          1,037
                                                                                        ---------
                                                                                            3,234
                                                                                        ---------

 Semi-Annual Report to Shareholders

High Yield Portfolio -- Continued

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Medical Products -- 1.3%
 ALARIS Medical Systems Inc                      7.250%     7/1/11          $  457      $     463
 ALARIS Medical Systems Inc.                    11.625%    12/1/06             550            668
 Fisher Scientific International Inc.            8.125%     5/1/12             129            138(A)
 Fresenius Medical Care Capital Trust II         7.875%     2/1/08           1,550          1,631(E)
                                                                                        ---------
                                                                                            2,900
                                                                                        ---------
 Medical Services -- 0.4%
 AmeriPath, Inc.                                10.500%     4/1/13             913            979
                                                                                        ---------
 Office Equipment and Supplies -- 0.2%
 Xerox Corporation                               5.500%    11/15/03            500            502
                                                                                        ---------
 Oil and Gas -- 4.5%
 Amerigas Partners LP                            8.875%    5/20/11             696            759
 Chesapeake Energy Corporation                   8.375%    11/1/08             140            152
 Chesapeake Energy Corporation                   9.000%    8/15/12             683            761
 El Paso CGP Co.                                 7.750%    6/15/10           1,250          1,166
 El Paso Corporation                             6.950%    12/15/07            458            428
 El Paso Corporation                             7.875%    6/15/12             670            620(A)
 El Paso Corporation                             7.750%    1/15/32             250            211
 El Paso Energy Partners                         8.500%     6/1/11             258            276
 Frontier Escrow Corporation                     8.000%    4/15/13           1,061          1,109(A)
 Magnum Hunter Resources, Inc.                  10.000%     6/1/07             142            147
 Ocean Energy, Inc.                              8.375%     7/1/08              35             36
 Parker & Parsley Petroleum Company              8.875%    4/15/05              63             69
 Pioneer Natural Resources Company               9.625%     4/1/10             570            707
 Pioneer Natural Resources Company               7.500%    4/15/12              48             55
 The Houston Exploration Company                 7.000%    6/15/13           1,069          1,104(A)
 Vintage Petroleum, Inc.                         7.875%    5/15/11             592            635
 Vintage Petroleum, Inc.                         8.250%     5/1/12             160            176
 Westport Resources Corporation                  8.250%    11/1/11             544            595

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Oil and Gas -- Continued
 Westport Resources Corporation                  8.250%    11/1/11          $  324      $     355(A)
 XTO Energy, Inc.                                6.250%    4/15/13             583            619(A)
                                                                                        ---------
                                                                                            9,980
                                                                                        ---------
 Paper and Forest Products -- 1.8%
 Georgia-Pacific Corp.                           7.500%    5/15/06             170            174
 Georgia-Pacific Corp.                           8.875%     2/1/10              13             14(A)
 Georgia-Pacific Corp.                           8.125%    5/15/11           1,864          1,915
 Georgia-Pacific Corp.                           9.500%    12/1/11           1,062          1,170
 Georgia-Pacific Corp.                           7.700%    6/15/15               9              9
 Georgia-Pacific Corp.                           8.250%     3/1/23             201            183
 Georgia-Pacific Corp.                           7.750%    11/15/29              6              6
 Georgia-Pacific Corp.                           8.875%    5/15/31             489            479
                                                                                        ---------
                                                                                            3,950
                                                                                        ---------
 Pharmaceuticals -- 0.1%
 AmerisourceBergen Corporation                   8.125%     9/1/08             250            275(A)
                                                                                        ---------
 Publishing -- 0.9%
 Dex Media East LLC                              9.875%    11/15/09            706            787
 Dex Media East LLC                             12.125%    11/15/12            286            338
 Hollinger International Publishing              9.000%    12/15/10            780            835
                                                                                        ---------
                                                                                            1,960
                                                                                        ---------
 Real Estate -- 0.4%
 Ventas Realty, Limited Partnership              8.750%     5/1/09             575            621
 Ventas Realty, Limited Partnership              9.000%     5/1/12             318            347
                                                                                        ---------
                                                                                              968
                                                                                        ---------
 Rental and Lease Services (Commercial) --0.5%
 Universal Compression, Inc.                     7.250%    5/15/10           1,165          1,206
                                                                                        ---------

 Semi-Annual Report to Shareholders

High Yield Portfolio -- Continued

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Restaurants -- 0.3%
 Yum! Brands, Inc.                               7.450%    5/15/05          $  583      $     627
 Yum! Brands, Inc.                               8.500%    4/15/06              75             84
                                                                                        ---------
                                                                                              711
                                                                                        ---------
 Retail -- 1.9%
 Backsaver Acquisition Corp.                     9.250%    5/31/08           1,195            260(F,G,H)
 Dillard's, Inc.                                 6.425%     8/1/04             415            417
 J.C. Penney Company, Inc.                       7.400%     4/1/37           1,807          1,884
 Relax The Back Acquisition Corp.                9.250%    5/31/08             512            111(F,G,H)
 Rent-A-Center                                   7.500%     5/1/10             452            475(A)
 The Gap, Inc.                                   9.900%    12/15/05            196            220
 The Gap, Inc.                                   6.900%    9/15/07             693            747
                                                                                        ---------
                                                                                            4,114
                                                                                        ---------
 Retail (Food Chains) -- 0.4%
 Domino's Inc.                                   8.250%     7/1/11             767            792(A)
                                                                                        ---------
 Retailers -- 0.2%
 Hollywood Entertainment Corporation             9.625%    3/15/11             411            450
                                                                                        ---------
 Special Purpose -- 5.3%
 American Tower Escrow Corporation               0.000%     8/1/08           1,081            697(C)
 Charter Communications Holdings, LLC            0.000%    5/15/11           3,541          1,788(B)
 El Paso Production Holding Company              7.750%     6/1/13           1,105          1,102(A)
 Equistar Chemicals Funding Corp.               10.625%     5/1/11             566            580(A)
 H & E Equipment Services LLC                   11.125%    6/15/12           1,894          1,667
 Midland Funding II                             11.750%    7/23/05             483            522
 Moore North America Finance                     7.875%    1/15/11             350            365(A)
 Qwest Capital Funding, Inc.                     7.000%     8/3/09           1,411          1,161
 Qwest Capital Funding, Inc.                     7.250%    2/15/11             815            668
 Qwest Capital Funding, Inc.                     6.875%    7/15/28           1,423          1,017
 Toll Corp.                                      8.125%     2/1/09             451            480
 Toll Corp.                                      8.000%     5/1/09             169            181

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Special Purpose -- Continued
 Toll Corp.                                      8.250%     2/1/11          $  165      $     184
 UCAR Finance Inc.                              10.250%    2/15/12           1,435          1,407
                                                                                        ---------
                                                                                           11,819
                                                                                        ---------
 Steel (Producers) -- 0.7%
 AK Steel Corporation                            7.875%    2/15/09           1,689          1,436
                                                                                        ---------
 Storage Facilities -- 0.4%
 Mobile Mini, Inc.                               9.500%     7/1/13             920            952(A)
                                                                                        ---------
 Technology Services -- 0.4%
 SPX Corporation                                 7.500%     1/1/13             842            911
                                                                                        ---------
 Telecommunications -- 5.7%
 EchoStar DBS Corporation                       10.375%    10/1/07             715            792
 EchoStar DBS Corporation                        9.125%    1/15/09           1,855          2,073
 FairPoint Communications, Inc.                 11.875%     3/1/10             680            789(A)
 Insight Midwest, L.P.                           9.750%    10/1/09             849            898
 Insight Midwest, L.P.                          10.500%    11/1/10               4              4
 PanAmSat Corporation                            6.375%    1/15/08             651            661
 PanAmSat Corporation                            8.500%     2/1/12           1,359          1,471
 Qwest Communications International Inc.         7.500%    11/1/08             608            562
 Qwest Corporation                               6.875%    9/15/33           2,110          1,941
 Qwest Services Corporation                     13.500%    12/15/10          2,099          2,372(A)
 WorldCom, Inc. - WorldCom Group                 8.250%    5/15/31           2,350            693(D)
 WorldCom, Inc. - WorldCom Group                 7.875%    5/15/49             736            221(D)
                                                                                        ---------
                                                                                           12,477
                                                                                        ---------
 Telecommunications (Cellular/Wireless) --1.3%
 Centennial Cellular Communications             10.125%    6/15/13             163            161
 Nextel Communications, Inc.                     9.750%    10/31/07          1,250          1,294(B)

 Semi-Annual Report to Shareholders

High Yield Portfolio -- Continued

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Telecommunications
   (Cellular/Wireless) -- Continued
 Nextel Communications, Inc.                     9.375%    11/15/09         $  537      $     576
 Nextel Communications, Inc.                     5.250%    1/15/10             789            742(K)
                                                                                        ---------
                                                                                            2,773
                                                                                        ---------
 Transportation -- 1.5%
 Avis Group Holdings, Inc.                      11.000%     5/1/09             669            749
 Kansas City Southern Railway                    9.500%    10/1/08           1,444          1,605
 Offshore Logistics, Inc.                        6.125%    6/15/13             480            481
 Oshkosh Truck Corporation                       8.750%     3/1/08             440            457
                                                                                        ---------
                                                                                            3,292
                                                                                        ---------
 Water Utilities -- 0.3%
 National Waterworks, Inc.                      10.500%    12/1/12             667            738
                                                                                        ---------
Total Corporate Bonds and Notes
 (Identified Cost -- $186,937)                                                            189,060
-------------------------------------------------------------------------------------------------
Yankee Bonds(I) -- 11.4%
 Cable -- 0.6%
 British Sky Broadcasting Group plc              7.300%    10/15/06            353            395
 British Sky Broadcasting Group plc              8.200%    7/15/09              38             45
 Rogers Communications, Inc.                     8.875%    7/15/07             918            946
                                                                                        ---------
                                                                                            1,386
                                                                                        ---------
 Chemicals -- 0.8%
 Avecia Group PLC                               11.000%     7/1/09             665            602
 Rhodia SA                                       8.875%     6/1/11           1,085          1,123(A)
                                                                                        ---------
                                                                                            1,725
                                                                                        ---------
 Containers and Packaging -- 0.5%
 Norampac Inc.                                   6.750%     6/1/13           1,125          1,181(A)
                                                                                        ---------
 Electronics -- 0.7%
 Flextronics International Ltd.                  9.875%     7/1/10             797            872
 Flextronics International Ltd.                  6.500%    5/15/13             647            623(A)
                                                                                        ---------
                                                                                            1,495
                                                                                        ---------

                                                 Rate     Maturity Date      Par          Value
-------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Entertainment -- 0.3%
 Alliance Atlantis Communications Inc.          13.000%    12/15/09         $  499      $     569
                                                                                        ---------
 Manufacturing (Diversified) -- 1.4%
 Tyco International Group SA                     6.750%    2/15/11             151            160
 Tyco International Group SA                     6.375%    10/15/11          1,653          1,744
 Tyco International Group SA                     6.875%    1/15/29           1,083          1,094
                                                                                        ---------
                                                                                            2,998
                                                                                        ---------
 Media -- 0.7%
 Shaw Communications Inc.                        8.250%    4/11/10             250            278
 Vivendi Universal SA                            9.250%    4/15/10           1,156          1,315(A)
                                                                                        ---------
                                                                                            1,593
                                                                                        ---------
 Office Equipment and Supplies -- 1.1%
 Xerox Capital Europe Plc                        5.875%    5/15/04           2,353          2,365
                                                                                        ---------
 Paper and Forest Products -- 1.2%
 Abitibi-Consolidated Inc.                       8.550%     8/1/10             203            228
 Abitibi-Consolidated Inc.                       6.000%    6/20/13             783            745
 Cascades Inc.                                   7.250%    2/15/13           1,016          1,068(A)
 Norske Skog Canada Limited                      8.625%    6/15/11             764            798
                                                                                        ---------
                                                                                            2,839
                                                                                        ---------
 Pharmaceuticals -- 0.5%
 Biovail Corporation                             7.875%     4/1/10           1,024          1,085
                                                                                        ---------
 Publishing -- 0.3%
 Sun Media Corporation                           7.625%    2/15/13             501            534
                                                                                        ---------
 Services -- 0.4%
 Compagnie Generale de Geophysique SA           10.625%    11/15/07            828            849
                                                                                        ---------

 Semi-Annual Report to Shareholders

High Yield Portfolio -- Continued

                                                 Rate     Maturity Date   Par/Shares      Value
-------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Special Purpose -- 1.5%
 Calpine Canada Energy Finance                   8.500%     5/1/08          $1,443      $   1,125
 MDP Acquisitions PLC                            9.675%    10/1/12           1,189          1,314
 Yell Finance BV                                10.750%     8/1/11             785            905
                                                                                        ---------
                                                                                            3,344
                                                                                        ---------
 Steel (Producers) -- 0.4%
 IPSCO, Inc.                                     8.750%     6/1/13             765            780
                                                                                        ---------
 Telecommunications -- 0.1%
 Nortel Networks Corporation                     4.250%     9/1/08             296            249
                                                                                        ---------
 Telecommunications (Cellular/Wireless) --0.2%
 Rogers Wireless Communications Inc.             9.625%     5/1/11             438            504
                                                                                        ---------
 Transportation -- 0.7%
 Teekay Shipping Corporation                     8.875%    7/15/11           1,455          1,595
                                                                                        ---------
Total Yankee Bonds (Identified Cost --$23,892)                                             25,091
-------------------------------------------------------------------------------------------------
Common Stocks -- N.M.
 Engineering and Construction -- N.M.
 Washington Group International, Inc.                                            4 shs         90(J)
                                                                                        ---------
 Food -- N.M.
 International Fast Food Corporation                                            40              0(J)
                                                                                        ---------
Total Common Stocks (Identified Cost --$2,844)                                                 90
-------------------------------------------------------------------------------------------------
Preferred Stocks -- 1.8%
 Cable -- 0.8%
 Cablevision Systems New York Group             11.125%                         11          1,162
 Cablevision Systems New York Group             11.750%                          5            530
                                                                                        ---------
                                                                                            1,692
                                                                                        ---------

                                                 Rate                Shares/Par      Value
--------------------------------------------------------------------------------------------
Preferred Stocks -- Continued
 Diversified Financial Services -- 0.4%
 Sinclair Capital Corporation                   11.625%                     9 shs  $     954
                                                                                   ---------
 Industrial Conglomerates -- N.M.
 High Voltage Engineering Corporation           12.500%                   0.5              5(G)
                                                                                   ---------
 Media -- 0.6%
 Paxson Communications Corporation              13.250%                   0.1          1,248(G)
                                                                                   ---------
 Telecommunications -- N.M.
 Intermedia Communications, Inc.                13.500%                     1              4(G)
 IXC Communications, Inc.                       12.500%                 0.003              1
                                                                                   ---------
                                                                                           5
                                                                                   ---------
Total Preferred Stocks (Identified
 Cost -- $4,279)                                                                       3,904
--------------------------------------------------------------------------------------------
Warrants -- N.M.
 American Tower Corporation                                                 1 wts         85(A,J)
 Horizon PCS, Inc.                                                          2            0.1(A,J)
 Next Generation Network, Inc.                                             16            0.1(J)
 Washington Group International, Series A                                   3              8(J)
 Washington Group International, Series B                                   3              6(J)
 Washington Group International, Series C                                   2              4(J)
                                                                                   ---------
Total Warrants (Identified Cost -- $310)                                                 103
                                                                                   ---------
Total Long-Term Securities (Identified
 Cost -- $218,262)                                                                   218,248
--------------------------------------------------------------------------------------------
Short-Term Securities -- 1.3%

Repurchase Agreements -- 1.3%
Lehman Brothers, Inc.
 1.15%, dated 6/30/03, to be repurchased at $1,756 on 7/1/03
 (Collateral: $1,770 Federal Home Loan Bank bonds, 5.27%,
 due 4/2/18, value $1,791)                                             $1,756          1,756

 Semi-Annual Report to Shareholders

High Yield Portfolio -- Continued

                                                                        Par          Value
--------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued
Merrill Lynch Government Securities, Inc.
   1.22%, dated 6/30/03, to be repurchased at $1,000 on 7/1/03
   (Collateral: $2,395 Resolution Funding Corp. principal-only
   security, due 7/15/20, value $1,021)                                $1,000      $   1,000
                                                                                   ---------
Total Short-Term Securities (Identified Cost -- $2,756)                                2,756
--------------------------------------------------------------------------------------------
Total Investments -- 100.1% (Identified Cost -- $221,018)                            221,004
Other Assets Less Liabilities -- (0.1)%                                                 (165)
                                                                                   ---------

NET ASSETS -- 100.0%                                                                $220,839
                                                                                   =========


--------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
     24,475 Primary Class shares outstanding                                       $ 375,854
        580 Institutional Class shares outstanding                                     5,390
Undistributed net investment income                                                      807
Accumulated net realized gain/(loss) on investments, options and
 futures                                                                            (161,198)
Unrealized appreciation/(depreciation) of investments, options and
 futures                                                                                 (14)
                                                                                   ---------

NET ASSETS                                                                         $ 220,839
                                                                                   =========

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                         $8.81
                                                                                   =========
 INSTITUTIONAL CLASS                                                                   $8.82
                                                                                   =========
--------------------------------------------------------------------------------------------

(A) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 18.4% of net assets.

(B) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(C) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(D) Bond is in default at June 30, 2003.

(E) Unit -- A security which consists of a bond and warrants to purchase the stock of the issuer.

(F) Private placement.

(G) Pay-in-Kind ("PIK") security -- A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.

(H) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(I) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(J) Non-income producing.

(K) Convertible security -- Security may be converted into the issuer's common stock.

N.M. -- Not meaningful.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Statement of Net Assets

Legg Mason Income Trust, Inc.
June 30, 2003 (Unaudited)
(Amounts in Thousands)

U.S. Government Money Market Portfolio

                                      Rate           Maturity Date         Par           Value
------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 73.5%

Fannie Mae                       0.91%to 5.125%    7/2/03 to 2/13/04     $170,928       $171,268
Federal Home Loan Bank           1.00%to 4.5%      7/7/03 to 11/14/03      84,500         84,476
Freddie Mac                      0.97%to 6.375%    7/1/03 to 1/15/04       83,200         83,384
Freddie Mac                      0.00%                  9/12/03            15,000         14,970(A)
Sallie Mae                       0.88%                  9/18/03             5,000          5,000(B)
Sallie Mae                       0.88%                  10/16/03            6,000          6,000(B)
Sallie Mae                       0.90%                  11/20/03            5,000          5,000(B)
                                                                                        --------
Total U.S. Government and
 Agency Obligations
 (Identified Cost -- $370,098)                                                           370,098
------------------------------------------------------------------------------------------------
Repurchase Agreements -- 27.0%

Goldman, Sachs & Company
 1.17%, dated 6/30/03, to be repurchased at $50,000 on 7/1/03
 (Collateral: $51,265 Freddie Mac zero coupon notes, due 12/15/03,
 value $51,027)                                                            50,000         50,000

Lehman Brothers, Inc.
 1.15%, dated 6/30/03, to be repurchased at $77,160 on 7/1/03
 (Collateral: $62,160 Freddie Mac notes, 5.625%, due 3/15/11, value
 $71,792; $10,000 Federal Home Loan Bank bonds, 5.625%, due 8/20/12, value $10,246; $5,000 Federal Farm Credit Bank bonds, 6.32%, due
 12/15/15, value $6,003)                                                   86,314         86,314
                                                                                        --------
Total Repurchase Agreements (Identified Cost -- $136,314)                                136,314
------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 100.5%                                 506,412(C)
Other Assets Less Liabilities -- (0.5)%                                                   (2,720)
                                                                                        --------

NET ASSETS APPLICABLE TO 503,561 SHARES OUTSTANDING -- 100.0%                           $503,692
                                                                                        ========

NET ASSET VALUE PER SHARE                                                                  $1.00
                                                                                        ========
------------------------------------------------------------------------------------------------

(A) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(B) Rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"), quarterly Treasury rate, or the Federal Funds rate. The coupon rates are the rates as of June 30, 2003.

(C) Also represents cost for federal income tax purposes.

See notes to financial statements.

Statements of Operations

Legg Mason Income Trust, Inc.
(Amounts in Thousands) (Unaudited)

                                                         Six Months Ended 6/30/03
                                   ---------------------------------------------------------------------
                                    U.S. Government    Investment Grade       High       U.S. Government
                                   Intermediate-Term        Income           Yield        Money Market
                                       Portfolio          Portfolio        Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------
Investment Income:

Interest                                $ 7,070             $10,761         $ 8,659          $3,462
Dividends                                   120                  --             224              --
                                        -------             -------         -------          ------
     Total income                         7,190              10,761           8,883           3,462
                                        -------             -------         -------          ------

Expenses:

Management fee                            1,079               1,126             622           1,317
Distribution and service fees(A)            957                 930             468             264
Audit and legal fees                         34                  37              35              19
Custodian fee                               104                 121              91              70
Directors' fees and expenses                 11                  19               6              17
Registration fees                            16                  22              15              36
Reports to shareholders                      16                  18              23              11
Transfer agent and shareholder
 servicing expense:
   Primary Class                            113                 150              86             135
   Institutional Class                        1                   1               2             N/A
Other expenses                                7                   7               6               7
                                        -------             -------         -------          ------
                                          2,338               2,431           1,354           1,876
     Less fees waived                      (402)               (562)             --              --
                                        -------             -------         -------          ------
     Total expenses, net of
       waivers                            1,936               1,869           1,354           1,876
                                        -------             -------         -------          ------
NET INVESTMENT INCOME                     5,254               8,892           7,529           1,586
                                        -------             -------         -------          ------

Net Realized and Unrealized
 Gain/(Loss) on Investments:

Realized gain/(loss) on:
     Investments                         11,735               2,188            (854)             --
     Options                                149                  --              --             N/A
     Futures                             (3,103)                924              --             N/A
                                        -------             -------         -------          ------
                                          8,781               3,112            (854)             --
                                        -------             -------         -------          ------
Change in unrealized
 appreciation/ (depreciation) of
 investments, options and futures        (5,364)             21,768          19,720              --
                                        -------             -------         -------          ------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS               3,417              24,880          18,866              --
--------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $ 8,671             $33,772         $26,395          $1,586
--------------------------------------------------------------------------------------------------------

(A) See Note 1 to the financial statements.

N/A -- Not applicable.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Statements of Changes in Net Assets
Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                          U.S. Government              Investment Grade
                                         Intermediate-Term                  Income
                                             Portfolio                     Portfolio
                                    ---------------------------------------------------------
                                    Six Months        Year        Six Months        Year
                                      Ended          Ended          Ended          Ended
                                     6/30/03        12/31/02       6/30/03        12/31/02
---------------------------------------------------------------------------------------------
                                    (Unaudited)                   (Unaudited)
Change in Net Assets:

Net investment income                 $  5,254       $ 13,614       $  8,892       $ 15,507

Net realized gain/(loss) on
 investments, options and futures        8,781          4,950          3,112          4,513

Change in unrealized appreciation/
 (depreciation) of investments,
 options and futures                    (5,364)         7,494         21,768          6,234
---------------------------------------------------------------------------------------------
Change in net assets resulting
 from operations                         8,671         26,058         33,772         26,254

Distributions to shareholders:
 From net investment income:
     Primary Class                      (5,060)       (13,280)        (8,804)       (15,366)
     Institutional Class                  (154)          (374)           (88)          (142)

Change in net assets from Fund
 share transactions:
     Primary Class                       1,733         67,093         55,005         68,814
     Institutional Class                  (361)         1,963            952          1,317
---------------------------------------------------------------------------------------------
Change in net assets                     4,829         81,460         80,837         80,877

Net Assets:

Beginning of period                    389,278        307,818        337,599        256,722
---------------------------------------------------------------------------------------------
End of period                         $394,107       $389,278       $418,436       $337,599
---------------------------------------------------------------------------------------------
Undistributed net investment
 income                               $    178       $      6       $     99       $     99
---------------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

                                               High                     U.S. Government
                                               Yield                     Money Market
                                             Portfolio                     Portfolio
                                    ---------------------------------------------------------
                                    Six Months        Year        Six Months        Year
                                      Ended          Ended          Ended          Ended
                                     6/30/03        12/31/02       6/30/03        12/31/02
---------------------------------------------------------------------------------------------
                                    (Unaudited)                   (Unaudited)
Change in Net Assets:

Net investment income                 $  7,529       $ 16,637       $  1,586       $  5,624

Net realized gain/(loss) on
 investments, options and futures         (854)       (35,418)            --             --

Change in unrealized appreciation/
 (depreciation) of investments,
 options and futures                    19,720          8,382             --             --
---------------------------------------------------------------------------------------------
Change in net assets resulting
 from operations                        26,395        (10,399)         1,586          5,624

Distributions to shareholders:
 From net investment income:
     Primary Class                      (6,698)       (16,509)        (1,611)        (5,624)
     Institutional Class                  (159)          (204)           N/A            N/A

Change in net assets from Fund
 share transactions:
     Primary Class                      34,463        (10,226)       (38,156)        40,803
     Institutional Class                 1,959          1,672            N/A            N/A
---------------------------------------------------------------------------------------------
Change in net assets                    55,960        (35,666)       (38,181)        40,803

Net Assets:

Beginning of period                    164,879        200,545        541,873        501,070
---------------------------------------------------------------------------------------------
End of period                         $220,839       $164,879       $503,692       $541,873
---------------------------------------------------------------------------------------------
Undistributed net investment
 income                               $    807       $    135       $     --       $     --
---------------------------------------------------------------------------------------------

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Income Trust, Inc.

  Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                      Investment Operations
                                         ------------------------------------------------
                             Net Asset                   Net Realized and
                              Value,        Net       Unrealized Gain/(Loss)   Total From
                             Beginning   Investment      on Investments,       Investment
                             of Period     Income      Options and Futures     Operations
-----------------------------------------------------------------------------------------
U.S. Government
 Intermediate-Term Portfolio
Six Months Ended
     June 30, 2003(A)         $10.70       $ .13(B)           $ .09              $ .22
Years Ended Dec. 31,
     2002                      10.32         .41(B)             .38                .79
     2001                      10.26         .53(B)             .06                .59
     2000                       9.92         .62(B)             .33                .95
     1999                      10.51         .54(B)            (.59)              (.05)
     1998                      10.40         .56(B)             .11                .67

Investment Grade Income
 Portfolio
Six Months Ended
     June 30, 2003(A)         $10.42       $ .23(E)           $ .70              $ .93
Years Ended Dec. 31,
     2002                      10.10         .54(E)             .32                .86
     2001                       9.97         .60(E)             .14                .74
     2000                       9.78         .67(E)             .19                .86
     1999                      10.52         .61(E)            (.71)              (.10)
     1998                      10.59         .60(E)             .12                .72
-----------------------------------------------------------------------------------------

(A) Unaudited.

(B) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.00% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2003, 1.21%; for the years ended December 31, 2002, 1.19%; 2001, 1.17%; 2000, 1.19%; 1999, 1.19%;
    and 1998, 1.20%.

(C) Not annualized.

(D) Annualized.

(E) Net of fees waived by LMFA for expenses in excess of voluntary expense limitations of 1.00% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2003, 1.30%; for the years ended December 31, 2002, 1.30%; 2001, 1.27%; 2000, 1.31%; 1999, 1.31%;
    and 1998, 1.35%.

See notes to financial statements.

                    Distributions
------------------------------------------------------
                   Tax      From Net                     Net Asset
     From Net    Return     Realized                      Value,
    Investment     of        Gain on         Total        End of
      Income     Capital   Investments   Distributions    Period
------------------------------------------------------------------
      $(.13)      $  --       $  --          $(.13)       $10.79
       (.41)         --          --           (.41)        10.70
       (.53)         --          --           (.53)        10.32
       (.61)         --          --           (.61)        10.26
       (.54)         --          --           (.54)         9.92
       (.55)       (.01)         --           (.56)        10.51

      $(.23)      $  --       $  --          $(.23)       $11.12
       (.54)         --          --           (.54)        10.42
       (.61)         --          --           (.61)        10.10
       (.67)         --          --           (.67)         9.97
       (.61)         --        (.03)          (.64)         9.78
       (.60)         --        (.19)          (.79)        10.52
------------------------------------------------------------------

                          Ratios/Supplemental Data
---  ------------------------------------------------------------------
                           Net Investment
               Expenses      Income to      Portfolio     Net Assets,
     Total    to Average    Average Net     Turnover     End of Period
     Return   Net Assets       Assets         Rate      (in thousands)
---  ------------------------------------------------------------------
      2.17%(C)   1.00%(B,D)     2.66%(B,D)     575%(D)     $384,907
      7.79%      1.00%(B)       3.85%(B)       204%         379,793
      5.83%      1.00%(B)       5.08%(B)       535%         300,597
      9.95%      1.00%(B)       6.14%(B)       248%         272,668
      (.48)%     1.00%(B)       5.28%(B)       979%         298,207
      6.56%      1.00%(B)       5.30%(B)       356%         352,729

      9.24%(C)   1.00%(E,D)     4.73%(E,D)      93%(D)     $414,430
      8.82%      1.00%(E)       5.32%(E)       131%         334,763
      7.52%      1.00%(E)       5.90%(E)       131%         255,298
      9.16%      1.00%(E)       6.82%(E)        94%         194,987
      (.91)%     1.00%(E)       6.08%(E)       145%         183,615
      6.99%      1.00%(E)       5.68%(E)       279%         169,129
---

 Semi-Annual Report to Shareholders

                                                      Investment Operations
                                         ------------------------------------------------
                             Net Asset                   Net Realized and
                              Value,        Net       Unrealized Gain/(Loss)   Total From
                             Beginning   Investment      on Investments,       Investment
                             of Period     Income      Options and Futures     Operations
-----------------------------------------------------------------------------------------
High Yield Portfolio
Six Months Ended
     June 30, 2003(A)         $ 7.96       $ .33              $  .82             $ 1.15
Years Ended Dec. 31,
     2002                       9.22         .77               (1.26)              (.49)
     2001                      10.18         .94                (.94)                --
     2000                      14.97        1.32               (3.45)             (2.13)
     1999                      14.72        1.01                 .29               1.30
     1998                      16.29        1.32               (1.56)              (.24)

U.S. Government Money Market
 Portfolio
Six Months Ended
     June 30, 2003(A)         $ 1.00       $.003                 Nil             $ .003
Years Ended Dec. 31,
     2002                       1.00         .01                 Nil                .01
     2001                       1.00         .04                 Nil                .04
     2000                       1.00         .06                 Nil                .06
     1999                       1.00         .04                 Nil                .04
     1998                       1.00         .05                (Nil)               .05
-----------------------------------------------------------------------------------------

(F) Legg Mason Fund Adviser, Inc. has determined that the prices for several bonds in the portfolio were incorrect during the period from January 3, 1995 through December 11, 1998. Had correct prices for these bonds been used during this period, the total return as of December 31, 1998 would have been 0.54%.

See notes to financial statements.

                    Distributions
------------------------------------------------------
                   Tax      From Net                     Net Asset
     From Net    Return     Realized                      Value,
    Investment     of        Gain on         Total        End of
      Income     Capital   Investments   Distributions    Period
------------------------------------------------------------------
      $ (.30)     $  --      $   --         $ (.30)       $ 8.81
        (.77)        --          --           (.77)         7.96
        (.96)        --          --           (.96)         9.22
       (1.27)        --       (1.39)         (2.66)        10.18
       (1.05)        --          --          (1.05)        14.97
       (1.32)        --        (.01)         (1.33)        14.72

      $(.003)     $  --      $   --         $(.003)       $ 1.00
        (.01)        --          --           (.01)         1.00
        (.04)        --          --           (.04)         1.00
        (.06)        --          --           (.06)         1.00
        (.04)        --          --           (.04)         1.00
        (.05)        --          --           (.05)         1.00
------------------------------------------------------------------

                          Ratios/Supplemental Data
---  ------------------------------------------------------------------
                           Net Investment
               Expenses      Income to      Portfolio     Net Assets,
     Total    to Average    Average Net     Turnover     End of Period
     Return   Net Assets       Assets         Rate      (in thousands)
---  ------------------------------------------------------------------
      14.66%(C)  1.42%(D)       7.86%(D)       114%(D)     $215,721
      (5.28)%    1.36%          9.06%           97%         162,175
       (.13)%    1.51%          9.59%          130%         199,214
     (16.43)%    1.51%          9.98%           45%         217,769
       8.82%     1.31%          6.51%           83%         375,099
      (1.79)%(F)    1.30%       8.17%          107%         433,947

        .60%(D)   .71%(D)        .60%(D)        --         $503,692
       1.13%      .72%          1.11%           --          541,873
       3.57%      .71%          3.46%           --          501,070
       5.66%      .73%          5.53%           --          426,988
       4.44%      .73%          4.34%           --          379,994
       4.83%      .75%          4.73%           --          389,466
---

 Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Income Trust, Inc.
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Government Intermediate, Investment Grade and High Yield Portfolios offer two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Securities owned by Government Intermediate, Investment Grade and High Yield for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors and management. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2003, $406 or 0.18% of the High Yield Portfolio's net assets were fair valued in accordance with the procedures adopted by the Board of Directors.

--------------------------------------------------------------------------------

  With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

  Legg Mason Fund Adviser, Inc. ("LMFA") has determined that the prices for several bonds in High Yield were incorrect during the period from January 3, 1995 through December 11, 1998. Had correct prices for these bonds been used during this period, the annual total return as of December 31, 1998, would have been 0.54%.

  In accordance with Rule 2a-7, the investments of Government Money Market are valued on the basis of amortized cost, so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 2003, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                         Receivable for        Payable for
                         Securities Sold   Securities Purchased
---------------------------------------------------------------
Government Intermediate      $   --              $164,973
Investment Grade              2,116                 2,658
High Yield                      605                 4,539
Government Money Market          --                    --

  For the six months ended June 30, 2003, investment transactions (excluding short-term investments) were as follows:

                                     Purchases                      Proceeds From Sales
                         ---------------------------------   ---------------------------------
                         U.S. Gov't. Securities    Other     U.S. Gov't. Securities    Other
----------------------------------------------------------------------------------------------
Government Intermediate        $1,147,248         $     --         $1,055,716         $ 16,661
Investment Grade                  139,077          111,318            110,426           54,449
High Yield                          1,705          146,776              1,711          103,367

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

Repurchase Agreements

  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at the fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At June 30, 2003, accrued dividends payable were as follows: Government Intermediate, $392; Investment Grade, $704; High Yield, $0; and Government Money Market, $99. There were no capital gain distributions payable at June 30, 2003.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America; income and capital gains distributions

--------------------------------------------------------------------------------

determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Government Money Market has no capital loss carryforwards. Unused capital loss carryforwards for federal income tax purposes for Government Intermediate, Investment Grade and High Yield at June 30, 2003, were:

Expiration         Government             Investment         High
 Dec. 31,         Intermediate              Grade           Yield
--------------------------------------------------------------------
   2003              $  699                 $   --         $    --
   2007               4,880                    403              --
   2008               4,924                  2,050          38,887
   2009                  --                     --          83,723
   2010                  --                     --          32,610

3. Financial Instruments:

Options and Futures

  As part of their investment programs, Government Intermediate, Investment Grade and High Yield may utilize options and futures. Options may be written
(sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

  When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

   PURCHASED OPTION:                     IMPACT ON THE FUND:
The option expires        Realize a loss in the amount of the cost of the
                          option.
---------------------------------------------------------------------------
The option is closed      Realize a gain or loss depending on whether the
through a closing sale    proceeds from the closing sale transaction are
transaction               greater or less than the cost of the option.
---------------------------------------------------------------------------
The Fund exercises a      The cost of the security purchased through the
call option               exercise of the option will be increased by the
                          premium originally paid to purchase the option.
---------------------------------------------------------------------------
The Fund exercises a put  Realize a gain or loss from the sale of the
option                    underlying security. The proceeds of that sale
                          will be reduced by the premium originally paid to
                          purchase the put option.
---------------------------------------------------------------------------
WRITTEN OPTION:           IMPACT ON THE FUND:
The option expires        Realize a gain equal to the amount of the premium
                          received.
---------------------------------------------------------------------------
The option is closed      Realize a gain or loss without regard to any
through a closing         unrealized gain or loss on the underlying
purchase transaction      security and eliminate the option liability. The
                          Fund will realize a loss in this transaction if
                          the cost of the closing purchase exceeds the
                          premium received when the option was written.
---------------------------------------------------------------------------
A written call option is  Realize a gain or loss from the sale of the
exercised by the option   underlying security. The proceeds of that sale
purchaser                 will be increased by the premium originally
                          received when the option was written.
---------------------------------------------------------------------------
A written put option is   The amount of the premium originally received
exercised by the option   will reduce the cost of the security that the
purchaser                 Fund purchased when the option was exercised.
---------------------------------------------------------------------------

  The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a

--------------------------------------------------------------------------------

covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  Activity in call and put options during the period for Government Intermediate and Investment Grade was as follows:

                                               Calls                   Puts
                                        -------------------------------------------
                                         Actual                 Actual
       Government Intermediate          Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2002      50        $ 48         50        $ 40
Options written                             --          --        200          39
Options closed                              --          --       (150)        (27)
Options expired                            (50)        (48)      (100)        (52)
Options exercised                           --          --         --          --
-----------------------------------------------------------------------------------
Options outstanding, June 30, 2003          --        $ --         --        $ --
===================================================================================

                                               Calls                   Puts
                                        -------------------------------------------
                                         Actual                 Actual
           Investment Grade             Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2002        --     $  --         --        $ --
Options written                           17,480       107         --          --
Options closed                                --        --         --          --
Options expired                          (17,480)     (107)        --          --
Options exercised                             --        --         --          --
-----------------------------------------------------------------------------------
Options outstanding, June 30, 2003            --     $  --         --        $ --
===================================================================================

  Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

  The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

  The open futures positions and related appreciation or depreciation at June 30, 2003, are listed at the end of Government Intermediate's and Investment Grade's respective statements of net assets.

Forward Currency Exchange Contracts

  As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

  Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

  At June 30, 2003, High Yield had no open forward currency exchange contracts.

--------------------------------------------------------------------------------

4. Transactions With Affiliates:

  Each Fund has a management agreement with LMFA. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets. LMFA has voluntarily agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These voluntary expense limitations for Government Intermediate and Investment Grade are due to expire on April 30, 2004, or when net assets reach $500 million. High Yield and Government Money Market have no expense limitations. The following chart shows annual rates of management fees, expense limits, management fees waived, and management fees payable for each Fund:

                                                     Six Months Ended   At June 30,
                                                      June 30, 2003        2003
                                                     ----------------   -----------
                                                        Management      Management
                          Management     Expense           Fees            Fees
         Fund                Fee        Limitation        Waived          Payable
-----------------------------------------------------------------------------------
Government Intermediate                                    $402            $109
 -- Primary                 0.55%         1.00%
 -- Institutional           0.55%         0.50%
Investment Grade                                            562             110
 -- Primary                 0.60%         1.00%
 -- Institutional           0.60%         0.50%
High Yield                                                   --             117
 -- Primary                 0.65%         None
 -- Institutional           0.65%         None
Government Money Market  0.50%-0.40%(A)   None               --             203

  Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of: 40% of the management fee received by LMFA for Investment Grade; 77% for High Yield; and 30% for Government Money Market. For

---------------

(A) The management fee on Government Money Market varies with the level of average daily net assets. The management fee is calculated as follows:

  Average Net Assets         Advisory Fee Rate
  --------------------------------------------
  $0-$500 million                 0.50%
  next $500 million               0.475%
  next $500 million               0.45%
  next $500 million               0.425%
  thereafter                      0.40%

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                      At June 30, 2003
                                                  ------------------------
                         Distribution   Service   Distribution and Service
                             Fee          Fee           Fees Payable
--------------------------------------------------------------------------
Government Intermediate     0.25%        0.25%              $161
Investment Grade            0.25%        0.25%               171
High Yield                  0.25%        0.25%                88
Government Money Market       --         0.10%                40

  Legg Mason has agreed that it will not request payment of more than 0.10% annually from Government Money Market indefinitely. If this voluntary limit is terminated, the Fund may pay Legg Mason a Rule 12b-1 service fee in an amount not to exceed an annual rate of 0.20% of its average daily net assets.

  LM Fund Services, Inc., a registered transfer agent, has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. the following amounts for the six months ended June 30, 2003: Government Intermediate, $33; Investment Grade, $37; High Yield, $30; and Government Money Market, $52.

  LMFA, the Adviser, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

  The Funds, except for Government Money Market, but including certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the federal funds rate plus the federal funds rate margin. For the six months ended June 30, 2003, the Funds had no borrowings under the Credit Agreement.

--------------------------------------------------------------------------------

6. Fund Share Transactions:

  At June 30, 2003, there were 1,000,000 shares authorized, in the aggregate, at $.001 par value for all active classes of each portfolio of the Corporation. Share transactions were as follows:

                                                               Reinvestment
                                             Sold            of Distributions
                                    ----------------------   ----------------
                                     Shares       Amount     Shares   Amount
-----------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Six Months Ended June 30, 2003        7,315   $   78,535      382   $ 4,109
  Year Ended Dec. 31, 2002             19,141      200,888    1,104    11,577
-- Institutional Class
  Six Months Ended June 30, 2003          273   $    2,945       13   $   139
  Year Ended Dec. 31, 2002                525        5,520       35       365

Investment Grade
-- Primary Class
  Six Months Ended June 30, 2003        9,254   $   99,233      662   $ 7,124
  Year Ended Dec. 31, 2002             13,866      139,370    1,351    13,611
-- Institutional Class
  Six Months Ended June 30, 2003          162   $    1,753        7   $    80
  Year Ended Dec. 31, 2002                248        2,494       14       142

High Yield
-- Primary Class
  Six Months Ended June 30, 2003        7,397   $   62,395      617   $ 5,192
  Year Ended Dec. 31, 2002              7,016       59,520    1,548    12,937
-- Institutional Class
  Six Months Ended June 30, 2003          591   $    4,951       18   $   157
  Year Ended Dec. 31, 2002                539        4,580       24       199
Government Money Market
  Six Months Ended June 30, 2003      656,507   $  656,507    1,435   $ 1,435
  Year Ended Dec. 31, 2002          1,465,517    1,465,517    5,423     5,423
-----------------------------------------------------------------------------

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

                                          Repurchased              Net Change
                                    ------------------------   ------------------
                                      Shares       Amount      Shares     Amount
---------------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Six Months Ended June 30, 2003        (7,534)  $   (80,911)      163   $  1,733
  Year Ended Dec. 31, 2002             (13,879)     (145,372)    6,366     67,093
-- Institutional Class
  Six Months Ended June 30, 2003          (320)  $    (3,445)      (34)  $   (361)
  Year Ended Dec. 31, 2002                (374)       (3,922)      186      1,963

Investment Grade
-- Primary Class
  Six Months Ended June 30, 2003        (4,780)  $   (51,352)    5,136   $ 55,005
  Year Ended Dec. 31, 2002              (8,370)      (84,167)    6,847     68,814
-- Institutional Class
  Six Months Ended June 30, 2003           (81)  $      (881)       88   $    952
  Year Ended Dec. 31, 2002                (131)       (1,319)      131      1,317

High Yield
-- Primary Class
  Six Months Ended June 30, 2003        (3,908)  $   (33,124)    4,106   $ 34,463
  Year Ended Dec. 31, 2002              (9,809)      (82,683)   (1,245)   (10,226)
-- Institutional Class
  Six Months Ended June 30, 2003          (369)  $    (3,149)      240   $  1,959
  Year Ended Dec. 31, 2002                (368)       (3,107)      195      1,672

Government Money Market
  Six Months Ended June 30, 2003      (696,098)  $  (696,098)  (38,156)  $(38,156)
  Year Ended Dec. 31, 2002          (1,430,137)   (1,430,137)   40,803     40,803
---------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

              EQUITY FUNDS:                                  SPECIALTY FUNDS:
Value Trust                                 Balanced Trust
Special Investment Trust                    Financial Services Fund
American Leading Companies Trust            Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

              GLOBAL FUNDS:                                TAXABLE BOND FUNDS:
Global Income Trust                         U.S. Government Intermediate-Term Portfolio
International Equity Trust                  Investment Grade Income Portfolio
Emerging Markets Trust                      High Yield Portfolio

           TAX-FREE BOND FUNDS:                            MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust     U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust              Cash Reserve Trust
Pennsylvania Tax-Free Income Trust          Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.



                                                         [LEGG MASON FUNDS LOGO]

                      Investment Manager

                      Legg Mason Fund Adviser, Inc.
                      Baltimore, MD

                      Investment Adviser

                      Western Asset Management Company
                      Pasadena, CA

                      Board of Directors

                      John F. Curley, Jr., Chairman
                      Mark R. Fetting, President
                      Richard G. Gilmore
                      Arnold L. Lehman
                      Robin J.W. Masters
                      Dr. Jill E. McGovern
                      Arthur S. Mehlman
                      G. Peter O'Brien
                      S. Ford Rowan

                      Transfer and Shareholder Servicing Agent

                      Boston Financial Data Services
                      Braintree, MA

                      Custodian

                      State Street Bank & Trust Company
                      Boston, MA

                      Counsel

                      Kirkpatrick & Lockhart LLP
                      Washington, DC

                      Independent Accountants

                      PricewaterhouseCoopers LLP
                      Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a current prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-056
8/03




Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

(a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A

(b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A

(d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

                  (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

        WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

        (a) File the exhibits listed below as part of this Form.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

        (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

        (ATTACHED)

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and
            Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
            Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By: /s/ Mark R. Fetting
    -------------------
Mark R. Fetting
President, Legg Mason Income Trust, Inc.

Date: 8/25/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
    -------------------
Mark R. Fetting
President, Legg Mason Income Trust, Inc.

Date: 8/25/03



By: /s/ Marie K. Karpinski
    ----------------------
Marie K. Karpinski
Treasurer, Legg Mason Income Trust, Inc.

Date: 8/25/03